As filed with the Securities and Exchange Commission on June 30, 1998
                        Securities Act File No. 33-53800
                    Investment Company Act File No. 811-7324

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |X|
                         Post-Effective Amendment No. 17

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|
                                Amendment No. 18

                         GARDNER LEWIS INVESTMENT TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                            Telephone (919) 972-9922

                               AGENT FOR SERVICE:

                         C. Frank Watson III, Secretary
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069



It is proposed that this filing will become effective:

 |X|  Immediately upon filing pursuant     |_|  on _________, 1997 pursuant
      to Rule 485(b), or                                      to Rule 485(b), or

 |_|  60 days after filing pursuant        |_|  on _________, 1997 pursuant to
      to Rule 485(a)(1), or                                   Rule 485(a)(1), or

 |_|  75 days after filing pursuant        |_|  on _________, 1997 pursuant to
      to Rule 485(a)(2), or                                   Rule 485(a)(2)


________________________________________________________________________________

This filing also includes the Prospectus and Statement of Additional Information of The Chesapeake Aggressive Growth Fund, which are incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the Commission on December 31, 1997.

                                     PART A


                                                          Cusip Number 36559B401
PROSPECTUS                                                   NASDAQ Symbol CHESX

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                              INSTITUTIONAL SHARES
________________________________________________________________________________


The investment objective of The Chesapeake Growth Fund (the "Fund") is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest or redeem shares at any time.

This Prospectus relates to shares ("Institutional Shares") representing interests in the Fund. The Institutional Shares are designed to provide institutional clients with core growth investment management by Gardner Lewis Asset Management. The Institutional Shares are offered to institutional investors without any sales or redemption charges or shareholder servicing or distribution fees. See "Prospectus Summary - Offering Price."

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                            Chadds Ford, Pennsylvania

The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional
Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-430-3863. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is June 30, 1998.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY........................................................  2

FEE TABLE.................................................................  3

FINANCIAL HIGHLIGHTS......................................................  3

INVESTMENT OBJECTIVE AND POLICIES.........................................  5

RISK FACTORS..............................................................  7

INVESTMENT LIMITATIONS....................................................  8

FEDERAL INCOME TAXES......................................................  8

DIVIDENDS AND DISTRIBUTIONS...............................................  9

HOW SHARES ARE VALUED..................................................... 10

HOW SHARES MAY BE PURCHASED............................................... 10

HOW SHARES MAY BE REDEEMED................................................ 12

MANAGEMENT OF THE FUND.................................................... 14

OTHER INFORMATION......................................................... 16


This Prospectus is not an offering of the securities described herein in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing.

                               PROSPECTUS SUMMARY

The Fund. The Chesapeake Growth Fund (the "Fund") (formerly called "The Chesapeake Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. This Prospectus relates to Institutional Shares of the Fund. See "Other Information - Description of Shares."

Offering Price. The Institutional Shares are offered to institutional investors at net asset value without a sales charge. The Institutional Shares are not subject to any 12b-1 distribution or shareholder service fees. The minimum initial investment is $1,000,000. The minimum subsequent investment is $5,000. See "How Shares May be Purchased."

Investment Objective and Special Risk Considerations. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income is not a significant investment consideration, and any income realized will be incidental to the Fund's objective. See "Investment Objective and Policies." The Fund is not intended to be a complete investment program, and there can be no assurance that the Fund will achieve its investment objective. While the Fund will invest primarily in common stocks traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. The Fund's portfolio may also contain a significant amount of securities of medium capitalization companies, which may exhibit more volatility than securities of large capitalization companies. See "Risk Factors."

Manager. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Gardner Lewis Asset Management of Chadds Ford, Pennsylvania (the "Advisor") manages the Fund's investments. The Advisor currently manages approximately $3.5 billion in assets. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets at the annual rate of 1.00%. See "Management of the Fund The Advisor."

Dividends. Income dividends, if any, are paid at least annually; capital gains, if any, are distributed at least annually or retained for reinvestment by the Fund. Dividends and capital gains distributions are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor. Capital Investment Group, Inc. (the "Distributor") serves as distributor of shares of the Fund. See "How Shares May Be Purchased - Distributor."

Redemption of Shares. There is no charge for redemptions, other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by the Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed."

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Institutional Shares of the Fund for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Institutional Shares of the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.


           Shareholder Transaction Expenses for Institutional Shares

               Maximum sales load imposed on purchases
                (as a percentage of offering price).... None
               Maximum sales load imposed
                on reinvested dividends................ None
               Maximum deferred sales load............. None
               Redemption fees*........................ None
               Exchange fee............................ None


            Annual Fund Operating Expenses for Institutional Shares
                     (as a percentage of average net assets)


                 Investment advisory fees...........1.00%
                 12b-1 fees.........................None
                 Other expenses.....................0.19%
                                                    ----
                 Total operating expenses1..........1.19%
                                                    ====

* The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds.

EXAMPLE: You would pay the following expense on a $1,000 investment in Institutional Shares of the Fund, whether or not you redeem at the end of the period, assming a 5% annual return:

     1 Year             3 Years             5 Years             10 Years
     ------             -------             -------             --------
      $12                 $38                 $65                 $144

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 The "Total operating expenses" shown above are based upon actual total operating expenses incurred by the Institutional Shares of the Fund for the fiscal year ended February 28, 1998, including amounts of Fund expenses paid by a broker in connection with a brokerage/service arrangement with the Fund. After reflecting the Fund expenses paid by the broker in connection with such brokerage/service arrangement, the actual net operating expenses incurred by the Institutional Shares of the Fund for the fiscal year ended February 28, 1998, were 1.16% of average daily net assets of the Institutional Shares. There can be no assurance that the Fund's brokerage/service arrangement will continue in the future.

See "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS

The shares of the Fund are divided into multiple Classes representing interests in the Fund. This Prospectus relates to Institutional Shares. See "Other Information - Description of Shares." The financial data included in the table below for the fiscal years ended February 28, 1998 and 1997 has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is included in the Statement of Additional Information. The financial data for the prior fiscal periods was audited by other independent auditors. This information should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund.

                              Institutional Shares

                 (For a Share Outstanding Throughout the Period)


=======================================================   ===============   ===============   ===============   ===============

                                                               Year               Year              Year             Period
                                                              Ended              Ended             Ended              Ended
                                                             2/28/98            2/28/97           2/29/96           2/28/95(a)
=======================================================   ===============   ===============   ===============   ===============

Net Asset Value, Beginning of Period                          $16.26            $14.45            $11.31            $10.00
=======================================================   ---------------   ---------------   ---------------   ---------------

  Income (loss) from investment operations
    Net investment loss                                        (0.15)            (0.13)            (0.05)            (0.04)
    Net realized and unrealized gain on investments             4.22              1.94              3.38              1.35
                                                                ----              ----              ----              ----
=======================================================   ---------------   ---------------   ---------------   ---------------

         Total from investment operations                       4.07              1.81              3.33              1.31
                                                                ----              ----              ----              ----
=======================================================   ---------------   ---------------   ---------------   ---------------

  Distributions to shareholders from
    Net investment income                                       0.00              0.00             (0.11)              0.00
    Net realized gain from investment transactions             (1.94)             0.00             (0.08)              0.00
    Tax return of capital                                      (0.53)             0.00              0.00               0.00
                                                                ----              ----              ----               ----
=======================================================   ---------------   ---------------   ---------------   ---------------

         Total distributions                                   (2.47)             0.00             (0.19)              0.00
                                                                ----              ----              ----               ----
=======================================================   ---------------   ---------------   ---------------   ---------------

Net Asset Value, End of Period                                $17.86            $16.26            $14.45             $11.31
                                                               =====             =====             =====              =====
=======================================================   ---------------   ---------------   ---------------   ---------------

Total return                                                   25.25%            12.53%            29.66%             13.12%(d)
                                                               =====             =====             =====              =====
=======================================================   ---------------   ---------------   ---------------   ---------------

Ratios/supplemental data
  Net assets, end of period (000's)                          $92,858            $77,858           $80,252            $15,088
                                                              ======             ======            ======             ======
=======================================================   ---------------   ---------------   ---------------   ---------------

  Ratio of expenses to average net assets
    Before expense reimbursements                               1.19%             1.23%             1.65%              2.75%(b)
    After expense reimbursements                                1.16%             1.22%             1.49%              1.73%(b)
=======================================================   ---------------   ---------------   ---------------   ---------------

  Ratio of net investment loss to average net assets
    Before expense reimbursements                              (0.90)%           (0.85)%           (0.98)%            (1.80)%(b)
    After expense reimbursements                               (0.88)%           (0.84)%           (0.82)%            (0.78)%(b)
=======================================================   ===============   ===============   ===============   ===============

  Portfolio turnover rate                                     105.60%           126.44%            99.33%             64.92%

  Average commission rate paid (c)                             $0.0576           $0.0600            ---                ---
=======================================================   ===============   ===============   ===============   ===============

(a) For the period from April 6, 1994 (commencement of operations) to February 28, 1995.

(b) Annualized.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(d) Aggregate return. Not annualized.

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. The Fund's investment objective and fundamental investment limitations described herein may not be altered without the prior approval of a majority of the Fund's shareholders.

Investment Selection. The Fund's portfolio will include equity securities which the Advisor feels show superior prospects for growth. The Advisor will focus attention on proven medium and large capitalization companies which, in the view of the Advisor, exhibit internal changes such as a promising new product, new distribution strategy, new manufacturing technology, or new management team or management philosophy. Many of the portfolio companies will be responsible for technological breakthroughs and/or unique solutions to market needs. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature. By focusing upon internal rather than external factors, the Fund will seek to minimize the risk associated with macro-economic forces such as changes in commodity prices, currency exchange rates and interest rates.

In selecting portfolio companies, the Advisor uses analysis which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. The Advisor also analyzes the level and nature of the company's debt, cash flow, working capital and the quality of the company's assets. Typically companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. Companies that the Advisor determines have excessive levels of debt are generally avoided.

By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies whose price when purchased is between 8 and 15 times projected earnings for the coming year.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) the anticipated price appreciation has been achieved or is no longer probable;
     b) the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     c) general market expectations regarding the company's future performance exceed those expectations held by the Advisor;
     d) alternative investments offer, in the view of the Advisor, superior potential for appreciation.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock, participating and non-participating preferred stock, and investment grade convertible bonds. All securities will be traded on domestic and foreign securities exchanges or on the over-the-counter markets. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.

Under normal conditions, at least 90% of the Fund's total assets will be invested in equity securities. As a temporary defensive measure, however, when the Advisor determines that market conditions so warrant, the Fund may invest up to 100% of the Fund's total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements and foreign securities. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Given that a significant portion of the Fund's assets may be invested in equity securities of medium capitalization companies, that portion of the Fund's portfolio may exhibit more volatility than the portion of the Fund's portfolio invested in large capitalization companies. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gains tax consequences. See "Portfolio turnover rate" in the table under "Financial Highlights."

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. The Fund will not invest in restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, restricted securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain fundamental investment limitations. Some of these restrictions are that the Fund will not:
(1) issue senior securities, borrow money or pledge its assets; (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);
(3) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (4) write, purchase or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or invest in oil, gas or mineral leases or exploration programs, or real estate; (5) invest more than 5% of the value of its total assets in the securities of any one issuer nor hold more than 10% of the voting stock of any issuer; (6) invest in restricted securities; (7) invest more than 10% of the Fund's total assets in foreign securities, including sponsored ADRs; and (8) invest more than 25% of the Fund's total assets in the securities of issuers in any one industry. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of such limitation. If the limitation on illiquid securities is exceeded, however, through a change in values, net assets, or other circumstances, the Fund would take appropriate steps to protect liquidity by changing its portfolio.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust, including the Fund, as a separate regulated investment company. Each series of the Trust, including the Fund, intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust, including the Fund, to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, including the Fund, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar-year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends and distribute capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the same Class of the Fund at the net asset value per share next determined. Reinvested dividends and capital gains are exempt from any sales load. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. If cash payment is requested, checks will be mailed within five business days after the distribution of the dividends or capital gains, as applicable. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. The Fund's net investment income available for distribution to holders of Institutional Shares will be reduced by the amount of any expenses allocated to the Institutional Shares.

                              HOW SHARES ARE VALUED

Net asset value for each Class of Shares of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares. Net asset value is determined separately for each Class of Shares of the Fund and reflects any liabilities allocated to a particular Class as well as the general liabilities of the Fund.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the latest quoted bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-430-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's public offering price next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $1,000,000. The minimum subsequent investment is $5,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable to the Fund, to The Chesapeake Growth Fund, Institutional Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Fund, to the address stated above. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number. Please remember to add a reference to "Institutional Shares" to your check to ensure proper credit to your account.

Purchases by Wire. To purchase shares by wiring federal funds, the Fund must first be notified by calling 1-800-430-3863 to request an account number and furnish the Fund with your tax identification number. Following notification to the Fund, federal funds and registration instructions should be wired through the Federal Reserve System to:

                   First Union National Bank of North Carolina
                   Charlotte, North Carolina
                   ABA # 053000219
                   For The Chesapeake Growth Fund
                   Institutional Shares
                   Acct #2000000862068
                   For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Fund immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund and effective prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays) will purchase shares at the net asset value determined at that time. Orders received by the Fund and effective after the close of trading, or on a day when the New York Stock Exchange is not open for business, will purchase shares at the net asset value next determined. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in the Fund shares through a broker or agent.

The Fund may enter into agreements with one or more brokers or other agents, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," and agents for qualified employee benefit plans, pursuant to which such brokers or other agents may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers or other agents may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, agent, or, if applicable, other designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker, agent, or other designee. The Fund may pay fees to such brokers or other agents for their services, including without limitation, administrative, accounting, and recordkeeping services.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any fund of the Trust already owned by any purchaser whose order is canceled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others.

The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other series of the Trust established by Advisor. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, if any, and is a taxable transaction. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of the Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and the sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional or Super-Institutional Shares, and Investor Shares may not be exchanged among the various Classes of Investor Shares (i.e., Series C Shares may not be exchanged for Series A or Series D Shares and Series D Shares may not be exchanged for Series A Shares). Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. Redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m. New York time, Monday through Friday), will redeem shares at the net asset value determined at that time. Redemption orders received in proper form by the Fund after the close of trading, or on a day when the New York Stock Exchange is not open for business, will redeem shares at the net asset value next determined. There is no charge for redemptions from the Fund other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $1,000,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $1,000,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-430-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to The Chesapeake Growth Fund, Institutional Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
2)    Any required signature guarantees (see "Signature Guarantees" below); and
3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1)    Shareholder name and account number;
2)    Number of shares or dollar amount to be redeemed;
3)    Instructions for transmittal of redemption funds to the shareholder; and
4) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. Shareholders can choose to have redemption proceeds mailed to them at their address of record, their bank, or to any other authorized person, or they can have the proceeds sent by bank wire to their bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which the bank is not open for business. Shareholders can change redemption instructions anytime by filing a letter including new redemption instructions with the Fund. (See "Signature Guarantees" below.) The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Shareholders may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in the Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and, if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $1,000,000 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from the account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature Guarantees. To protect an account and the Fund from fraud, signature guarantees are required to authorize a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through the initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. The Advisor currently serves as investment advisor to approximately $3.5 billion in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

Under the Advisory Agreement with the Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1998, the Advisor was paid investment advisory fees of $2,532,147.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. See Note 1 to the Fee Table. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

W. Whitfield Gardner and John L. Lewis, IV, principals of the Advisor and executive officers of the Trust, have been responsible for day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception. Additional information about these gentlemen is set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers."

The Administrator. The Trust has entered into an Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to the Fund include coordinating and monitoring any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents. For its administrative services, the Administrator is entitled to receive from the Fund a fee based on the average daily net assets of the Fund, in addition to a base monthly fee for accounting and recordkeeping services. The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of the Fund's net asset value, for which it receives certain charges and is reimbursed for out-of-pocket expenses.

The Administrator was incorporated as a North Carolina corporation in 1988. With its predecessors and affiliates, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Transfer Agent. North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Fund is charged a recordkeeping fee based on the number of shareholders in the Fund and an annual fee for shareholder administration services.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, Administrator, and Transfer Agent, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, including the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable. Any expenses relating only to a particular Class of Shares of the Fund will be borne solely by such Class.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on August 12, 1992, under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, and classes of shares, described in the Statement of Additional Information under "Description of the Trust." Pursuant to its authority under the Declaration of Trust, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of five Classes ("Series A, Series C, and Series D Investor Shares," "Institutional Shares," and Super-Institutional Shares") representing equal pro rata interests in the Fund, except that the Classes bear different expenses that reflect the differences in services provided to them. Investor Shares are sold with a sale charge (except for Series C Shares) and bear potential distribution expenses and service fees at different levels. Institutional and Super-Institutional Shares are sold without a sales charge and bear no shareholder servicing or distribution fees. The Super-Institutional Shares, however, receive fewer investor services than the Institutional and Investor Shares due to the size and nature of accounts holding Super-Institutional Shares. As a result of different charges, fees, and expenses between the Classes, the total return on the Fund's Investor Shares will generally be lower than the total return on the Institutional and Super-Institutional Shares, and the total return on the Institutional Shares will generally be lower than the total return on the Super-Institutional Shares. Standardized total return quotations will be computed separately for each Class of Shares of the Fund.

THIS PROSPECTUS RELATES TO THE FUND'S INSTITUTIONAL SHARES AND DESCRIBES ONLY THE POLICIES, OPERATIONS, CONTRACTS, AND OTHER MATTERS PERTAINING TO THE INSTITUTIONAL SHARES. THE FUND ALSO ISSUES A CLASS OF SUPER-INSTITUTIONAL SHARES AND THREE CLASSES OF INVESTOR SHARES. SUCH OTHER CLASSES MAY HAVE DIFFERENT SALES CHARGES AND EXPENSES, WHICH MAY AFFECT PERFORMANCE. INVESTORS MAY CALL THE FUND AT 1-800-430-3863 TO OBTAIN MORE INFORMATION CONCERNING OTHER CLASSES AVAILABLE TO THEM THROUGH THEIR SALES REPRESENTATIVE. INVESTORS MAY OBTAIN INFORMATION CONCERNING OTHER CLASSES FROM THEIR SALES REPRESENTATIVE, THE DISTRIBUTOR, THE FUND, OR ANY OTHER PERSON WHICH IS OFFERING OR MAKING AVAILABLE TO THEM THE SECURITIES OFFERED IN THIS PROSPECTUS.

When issued, the shares of each series of the Trust, including the Fund, and each class of shares, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

The Trust's shareholders will vote in the aggregate and not by series (fund) or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders Annual and Semi-Annual Reports; the financial statements appearing in Annual Reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-430-3863.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return for each Class of Shares. The "average annual total return" refers to the average annual compounded rates of return over 1-, 5-, and 10-year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. The calculation further assumes the maximum sales load is deducted from the initial payment. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data other than average annual total return for each Class of Shares. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods.

The total return of the Fund could be increased to the extent the Advisor may waive a portion of its fees or may reimburse a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                              INSTITUTIONAL SHARES
________________________________________________________________________________



                                   PROSPECTUS

                                  June 30, 1998

                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                    CUSTODIAN
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

                                                          Cusip Number 36559B609
PROSPECTUS

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                           SUPER-INSTITUTIONAL SHARES
________________________________________________________________________________


The investment objective of The Chesapeake Growth Fund (the "Fund") is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest or redeem shares at any time.

This Prospectus relates to shares ("Super-Institutional Shares") representing interests in the Fund. The Super-Institutional Shares are designed to provide institutional clients purchasing substantial amounts of shares in the Fund with core growth investment management by Gardner Lewis Asset Management. The Super-Institutional Shares are offered to institutional investors described herein without any sales or redemption charges or shareholder servicing or distribution fees. See "Prospectus Summary - Offering Price."

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                            Chadds Ford, Pennsylvania

The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional
Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-430-3863. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is June 30, 1998.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY.........................................................  2

FEE TABLE..................................................................  3

FINANCIAL HIGHLIGHTS.......................................................  3

INVESTMENT OBJECTIVE AND POLICIES..........................................  5

RISK FACTORS...............................................................  7

INVESTMENT LIMITATIONS.....................................................  8

FEDERAL INCOME TAXES.......................................................  8

DIVIDENDS AND DISTRIBUTIONS................................................  9

HOW SHARES ARE VALUED...................................................... 10

HOW SHARES MAY BE PURCHASED................................................ 10

HOW SHARES MAY BE REDEEMED................................................. 12

MANAGEMENT OF THE FUND..................................................... 13

OTHER INFORMATION.......................................................... 15


This Prospectus is not an offering of the securities described herein in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing.

                               PROSPECTUS SUMMARY

The Fund. The Chesapeake Growth Fund (the "Fund") (formerly called "The Chesapeake Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. This Prospectus relates to Super-Institutional Shares of the Fund. See "Other Information - Description of Shares."

Offering Price. The Super-Institutional Shares are offered to institutional investors at net asset value without a sales charge. The Super-Institutional Shares are not subject to any 12b-1 distribution or shareholder service fees. The minimum initial investment is $50,000,000. The minimum subsequent investment is $100,000. See "How Shares May be Purchased."

Investment Objective and Special Risk Considerations. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income is not a significant investment consideration, and any income realized will be incidental to the Fund's objective. See "Investment Objective and Policies." The Fund is not intended to be a complete investment program, and there can be no assurance that the Fund will achieve its investment objective. While the Fund will invest primarily in common stocks traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. The Fund's portfolio may also contain a significant amount of securities of medium capitalization companies, which may exhibit more volatility than securities of large capitalization companies. See "Risk Factors."

Manager. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Gardner Lewis Asset Management of Chadds Ford, Pennsylvania (the "Advisor") manages the Fund's investments. The Advisor currently manages approximately $3.5 billion in assets. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets at the annual rate of 1.00%. See "Management of the Fund The Advisor."

Dividends. Income dividends, if any, are paid at least annually; capital gains, if any, are distributed at least annually or retained for reinvestment by the Fund. Dividends and capital gains distributions are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor. Capital Investment Group, Inc. (the "Distributor") serves as distributor of shares of the Fund. See "How Shares May Be Purchased - Distributor."

Redemption of Shares. There is no charge for redemptions, other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by the Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed."

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Super-Institutional Shares of the Fund for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Super-Institutional Shares of the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.


        Shareholder Transaction Expenses for Super-Institutional Shares


               Maximum sales load imposed on purchases
                 (as a percentage of offering price).... None
               Maximum sales load imposed
                 on reinvested dividends................ None
               Maximum deferred sales load.............. None
               Redemption fees*......................... None
               Exchange fee............................. None


         Annual Fund Operating Expenses for Super-Institutional Shares
                     (as a percentage of average net assets)


                 Investment advisory fees...........1.00%
                 12b-1 fees.........................None
                 Other expenses.....................0.06%
                                                    ----
                 Total operating expenses (1).......1.06%
                                                    ====

* The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds.

EXAMPLE: You would pay the following expense on a $1,000 investment in Super-Institutional Shares of the Fund, whether or not you redeem at the end of the period, assuming a 5% annual return:

       1 Year             3 Years             5 Years             10 Years
       ------             -------             -------             --------
        $11                 $34                 $58                 $129

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 The "Total operating expenses" shown above are based upon actual total operating expenses incurred by the Super-Institutional Shares of the Fund for the fiscal year ended February 28, 1998, including amounts of Fund expenses paid by a broker in connection with a brokerage/service arrangement with the Fund. After reflecting the Fund expenses paid by the broker in connection with such brokerage/service arrangement, the actual net operating expenses incurred by the Super-Institutional Shares of the Fund for the fiscal year ended February 28, 1998, were 1.04% of average daily net assets of the Super-Institutional Shares. There can be no assurance that the Fund's brokerage/service arrangement will continue in the future.

See "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS

The shares of the Fund are divided into multiple Classes representing interests in the Fund. This Prospectus relates to Super-Institutional Shares. See "Other Information - Description of Shares." The financial data included in the table below for the fiscal year ended February 28, 1998, and the fiscal period ended February 28, 1997, has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund.

                           Super-Institutional Shares

                 (For a Share Outstanding Throughout the Period)


====================================================  ============  ============

                                                           Year        Period
                                                          Ended        Ended
                                                         2/28/98     2/28/97(a)
====================================================  ============  ============

Net Asset Value, Beginning of Period                     $16.29       $15.53
====================================================  ------------  ------------

  Income (loss) from investment operations
    Net investment loss                                   (0.12)       (0.07)
    Net realized and unrealized gain on investments        4.22         0.83
                                                           ----         ----
====================================================  ------------  ------------

         Total from investment operations                  4.10         0.76
                                                           ----         ----
====================================================  ------------  ------------

  Distributions to shareholders from
    Net investment income                                  0.00         0.00
    Net realized gain from investment transactions        (1.94)        0.00
    Tax return of capital                                 (0.53)        0.00
                                                           ----         ----
====================================================  ------------  ------------

         Total distributions                              (2.47)        0.00
                                                           ----         ----
====================================================  ------------  ------------

Net Asset Value, End of Period                           $17.92       $16.29
                                                          =====        =====
====================================================  ------------  ------------

Total return                                              25.40%        4.89%(d)
                                                          =====         ====
====================================================  ------------  ------------

Ratios/supplemental data
  Net assets, end of period (000's)                     $118,246      $94,340
                                                         =======       ======
====================================================  ------------  ------------

  Ratio of expenses to average net assets
    Before expense reimbursements                          1.06%        1.08%(b)
    After expense reimbursements                           1.04%        1.04%(b)
====================================================  ------------  ------------

  Ratio of net investment loss to average net assets
    Before expense reimbursements                         (0.77)%     (0.75)%(b)
    After expense reimbursements                          (0.75)%     (0.72)%(b)

====================================================  ============  ============

  Portfolio turnover rate                                105.60%      126.44%

  Average commission rate paid (c)                      $0.0576      $0.0600
====================================================  ============  ============

(a) For the period from June 12, 1996 (commencement of operations) to February 28, 1997.

(b) Annualized.

(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(d) Aggregate return. Not annualized.


                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. The Fund's investment objective and fundamental investment limitations described herein may not be altered without the prior approval of a majority of the Fund's shareholders.

Investment Selection. The Fund's portfolio will include equity securities which the Advisor feels show superior prospects for growth. The Advisor will focus attention on proven medium and large capitalization companies which, in the view of the Advisor, exhibit internal changes such as a promising new product, new distribution strategy, new manufacturing technology, or new management team or management philosophy. Many of the portfolio companies will be responsible for technological breakthroughs and/or unique solutions to market needs. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature. By focusing upon internal rather than external factors, the Fund will seek to minimize the risk associated with macro-economic forces such as changes in commodity prices, currency exchange rates and interest rates.

In selecting portfolio companies, the Advisor uses analysis which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. The Advisor also analyzes the level and nature of the company's debt, cash flow, working capital and the quality of the company's assets. Typically companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. Companies that the Advisor determines have excessive levels of debt are generally avoided.

By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies whose price when purchased is between 8 and 15 times projected earnings for the coming year.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) the anticipated price appreciation has been achieved or is no longer probable;
     b) the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     c) general market expectations regarding the company's future performance exceed those expectations held by the Advisor;
     d) alternative investments offer, in the view of the Advisor, superior potential for appreciation.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock, participating and non-participating preferred stock, and investment grade convertible bonds. All securities will be traded on domestic and foreign securities exchanges or on the over-the-counter markets. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.

Under normal conditions, at least 90% of the Fund's total assets will be invested in equity securities. As a temporary defensive measure, however, when the Advisor determines that market conditions so warrant, the Fund may invest up to 100% of the Fund's total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements and foreign securities. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Given that a significant portion of the Fund's assets may be invested in equity securities of medium capitalization companies, that portion of the Fund's portfolio may exhibit more volatility than the portion of the Fund's portfolio invested in large capitalization companies. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gains tax consequences. See "Portfolio turnover rate" in the table under "Financial Highlights."

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. The Fund will not invest in restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, restricted securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain fundamental investment limitations. Some of these restrictions are that the Fund will not:
(1) issue senior securities, borrow money or pledge its assets; (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);
(3) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (4) write, purchase or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or invest in oil, gas or mineral leases or exploration programs, or real estate; (5) invest more than 5% of the value of its total assets in the securities of any one issuer nor hold more than 10% of the voting stock of any issuer; (6) invest in restricted securities; (7) invest more than 10% of the Fund's total assets in foreign securities, including sponsored ADRs; and (8) invest more than 25% of the Fund's total assets in the securities of issuers in any one industry. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of such limitation. If the limitation on illiquid securities is exceeded, however, through a change in values, net assets, or other circumstances, the Fund would take appropriate steps to protect liquidity by changing its portfolio.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust, including the Fund, as a separate regulated investment company. Each series of the Trust, including the Fund, intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust, including the Fund, to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, including the Fund, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar-year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends and distribute capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the same Class of the Fund at the net asset value per share next determined. Reinvested dividends and capital gains are exempt from any sales load. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. If cash payment is requested, checks will be mailed within five business days after the distribution of the dividends or capital gains, as applicable. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. The Fund's net investment income available for distribution to holders of Super-Institutional Shares will be reduced by the amount of any expenses allocated to the Super-Institutional Shares.

                              HOW SHARES ARE VALUED

Net asset value for each Class of Shares of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares. Net asset value is determined separately for each Class of Shares of the Fund and reflects any liabilities allocated to a particular Class as well as the general liabilities of the Fund.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the latest quoted bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-430-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's public offering price next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $50,000,000. The minimum subsequent investment is $100,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable to the Fund, to The Chesapeake Growth Fund, Super-Institutional Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Fund, to the address stated above. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number. Please remember to add a reference to "Super-Institutional Shares" to your check to ensure proper credit to your account.

Purchases by Wire. To purchase shares by wiring federal funds, the Fund must first be notified by calling 1-800-430-3863 to request an account number and furnish the Fund with your tax identification number. Following notification to the Fund, federal funds and registration instructions should be wired through the Federal Reserve System to:

                   First Union National Bank of North Carolina
                   Charlotte, North Carolina
                   ABA # 053000219
                   For The Chesapeake Growth Fund
                   Super-Institutional Shares
                   Acct #2000000862068
                   For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Fund immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund and effective prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays) will purchase shares at the net asset value determined at that time. Orders received by the Fund and effective after the close of trading, or on a day when the New York Stock Exchange is not open for business, will purchase shares at the net asset value next determined. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in the Fund shares through a broker or agent.

The Fund may enter into agreements with one or more brokers or other agents, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," and agents for qualified employee benefit plans, pursuant to which such brokers or other agents may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers or other agents may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, agent, or, if applicable, other designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker, agent, or other designee. The Fund may pay fees to such brokers or other agents for their services, including without limitation, administrative, accounting, and recordkeeping services.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any fund of the Trust already owned by any purchaser whose order is canceled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others.

The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. Redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m. New York time, Monday through Friday), will redeem shares at the net asset value determined at that time. Redemption orders received in proper form by the Fund after the close of trading, or on a day when the New York Stock Exchange is not open for business, will redeem shares at the net asset value next determined. There is no charge for redemptions from the Fund other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $10,000,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $10,000,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-430-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to The Chesapeake Growth Fund, Super-Institutional Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1)   Shareholder name and account number;

2)   Number of shares or dollar amount to be redeemed;

3) Instructions for transmittal of redemption funds to the shareholder; and 4) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. Shareholders can choose to have redemption proceeds mailed to them at their address of record, their bank, or to any other authorized person, or they can have the proceeds sent by bank wire to their bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which the bank is not open for business. Shareholders can change redemption instructions anytime by filing a letter including new redemption instructions with the Fund. (See "Signature Guarantees" below.) The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Shareholders may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in the Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and, if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Signature Guarantees. To protect an account and the Fund from fraud, signature guarantees are required to authorize a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through the initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. The Advisor currently serves as investment advisor to approximately $3.5 billion in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

Under the Advisory Agreement with the Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1998, the Advisor was paid investment advisory fees of $2,532,147.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. See Note 1 to the Fee Table. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

W. Whitfield Gardner and John L. Lewis, IV, principals of the Advisor and executive officers of the Trust, have been responsible for day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception. Additional information about these gentlemen is set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers."

The Administrator. The Trust has entered into an Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to the Fund include coordinating and monitoring any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents. For its administrative services, the Administrator is entitled to receive from the Fund a fee based on the average daily net assets of the Fund. The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of the Fund's net asset value, for which it receives certain charges and is reimbursed for out-of-pocket expenses.

The Administrator was incorporated as a North Carolina corporation in 1988. With its predecessors and affiliates, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Transfer Agent. North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, Administrator, and Transfer Agent, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, including the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable. Any expenses relating only to a particular Class of Shares of the Fund will be borne solely by such Class.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on August 12, 1992, under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, and classes of shares, described in the Statement of Additional Information under "Description of the Trust." Pursuant to its authority under the Declaration of Trust, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of five Classes ("Series A, Series C, and Series D Investor Shares," "Institutional Shares," and Super-Institutional Shares") representing equal pro rata interests in the Fund, except that the Classes bear different expenses that reflect the differences in services provided to them. Investor Shares are sold with a sale charge (except for Series C Shares) and bear potential distribution expenses and service fees at different levels. Institutional and Super-Institutional Shares are sold without a sales charge and bear no shareholder servicing or distribution fees. The Super-Institutional Shares, however, receive fewer investor services than the Institutional and Investor Shares due to the size and nature of accounts holding Super-Institutional Shares. As a result of different charges, fees, and expenses between the Classes, the total return on the Fund's Investor Shares will generally be lower than the total return on the Institutional and Super-Institutional Shares, and the total return on the Institutional Shares will generally be lower than the total return on the Super-Institutional Shares. Standardized total return quotations will be computed separately for each Class of Shares of the Fund.

THIS PROSPECTUS RELATES TO THE FUND'S SUPER-INSTITUTIONAL SHARES AND DESCRIBES ONLY THE POLICIES, OPERATIONS, CONTRACTS, AND OTHER MATTERS PERTAINING TO THE SUPER-INSTITUTIONAL SHARES. THE FUND ALSO ISSUES A CLASS OF INSTITUTIONAL SHARES AND THREE CLASSES OF INVESTOR SHARES. SUCH OTHER CLASSES MAY HAVE DIFFERENT SALES CHARGES AND EXPENSES, WHICH MAY AFFECT PERFORMANCE. INVESTORS MAY CALL THE FUND AT 1-800-430-3863 TO OBTAIN MORE INFORMATION CONCERNING OTHER CLASSES AVAILABLE TO THEM THROUGH THEIR SALES REPRESENTATIVE. INVESTORS MAY OBTAIN INFORMATION CONCERNING OTHER CLASSES FROM THEIR SALES REPRESENTATIVE, THE DISTRIBUTOR, THE FUND, OR ANY OTHER PERSON WHICH IS OFFERING OR MAKING AVAILABLE TO THEM THE SECURITIES OFFERED IN THIS PROSPECTUS.

When issued, the shares of each series of the Trust, including the Fund, and each class of shares, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

The Trust's shareholders will vote in the aggregate and not by series (fund) or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders Annual and Semi-Annual Reports; the financial statements appearing in Annual Reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-430-3863.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return for each Class of Shares. The "average annual total return" refers to the average annual compounded rates of return over 1-, 5-, and 10-year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. The calculation further assumes the maximum sales load is deducted from the initial payment. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data other than average annual total return for each Class of Shares. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods.

The total return of the Fund could be increased to the extent the Advisor may waive a portion of its fees or may reimburse a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                           SUPER-INSTITUTIONAL SHARES
________________________________________________________________________________



                                   PROSPECTUS

                                  June 30, 1998

                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                    CUSTODIAN
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

                                        Investor Class A Cusip Number 36559B203
PROSPECTUS                              Investor Class C Cusip Number 36559B500
                                        Investor Class D Cusip Number 36559B302

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                                 INVESTOR SHARES
________________________________________________________________________________


The investment objective of The Chesapeake Growth Fund (the "Fund") is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest or redeem shares at any time.

This Prospectus relates to three Classes of shares from which investors may choose representing interests in the Fund: Series A Investor Shares ("Series A Shares"), Series C Investor Shares ("Series C Shares"), and Series D Investor Shares ("Series D Shares" and, collectively with Series A Shares and Series C Shares, "Investor Shares"). Series A and Series D Shares are sold with a sales charge. Series C Shares are sold without a sales charge. The Investor Shares are offered to the general public. See "Prospectus Summary - Offering Price."

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                            Chadds Ford, Pennsylvania

The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional
Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-430-3863. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is June 30, 1998.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY........................................................  2

FEE TABLE.................................................................  3

FINANCIAL HIGHLIGHTS......................................................  4

INVESTMENT OBJECTIVE AND POLICIES.........................................  6

RISK FACTORS..............................................................  7

INVESTMENT LIMITATIONS....................................................  8

FEDERAL INCOME TAXES......................................................  8

DIVIDENDS AND DISTRIBUTIONS...............................................  9

HOW SHARES ARE VALUED.....................................................  9

HOW SHARES MAY BE PURCHASED...............................................  9

HOW SHARES MAY BE REDEEMED................................................ 13

MANAGEMENT OF THE FUND.................................................... 14

OTHER INFORMATION......................................................... 16


This Prospectus is not an offering of the securities described herein in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing.

                               PROSPECTUS SUMMARY

The Fund. The Chesapeake Growth Fund (the "Fund") (formerly called "The Chesapeake Fund") is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. This Prospectus relates to Investor Shares of the Fund. See "Other Information - Description of Shares."

Offering Price. The Investor Shares are offered to the general public at net asset value plus a 3% sales charge for Series A Shares and a 1.5% sales charge for Series D Shares, which sales charge is reduced on purchases involving larger amounts. The Series C Shares are offered at net asset value without a sales charge. The Investor Shares are also subject to potential 12b-1 distribution and service fees annually of up to 0.25%, 0.75%, and 0.50%, respectively, of the average net assets of the Series A, Series C, and Series D Shares, respectively. See "Distributor and Distribution Fee" below. The minimum initial investment is $25,000. The minimum subsequent investment is $500. See "How Shares May be Purchased."

Investment Objective and Special Risk Considerations. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income is not a significant investment consideration, and any income realized will be incidental to the Fund's objective. See "Investment Objective and Policies." The Fund is not intended to be a complete investment program, and there can be no assurance that the Fund will achieve its investment objective. While the Fund will invest primarily in common stocks traded in U.S. securities markets, some of the Fund's investments may include foreign securities, illiquid securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. The Fund's portfolio may also contain a significant amount of securities of medium capitalization companies, which may exhibit more volatility than securities of large capitalization companies. See "Risk Factors."

Manager. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Gardner Lewis Asset Management of Chadds Ford, Pennsylvania (the "Advisor") manages the Fund's investments. The Advisor currently manages approximately $3.5 billion in assets. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets at the annual rate of 1.00%. See "Management of the Fund The Advisor."

Dividends. Income dividends, if any, are paid at least annually; capital gains, if any, are distributed at least annually or retained for reinvestment by the Fund. Dividends and capital gains distributions are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor and Distribution Fee. Capital Investment Group, Inc. (the "Distributor") serves as distributor of shares of the Fund. For its services, which include payments to qualified securities dealers for sales of Fund shares, the Distributor receives commissions consisting of the portion of the sales charge for Series A and Series D Shares remaining after the discounts it allows to securities dealers. Under the Fund's Distribution Plan with respect to each class of Investor Shares, expenditures by the Fund for distribution activities and service fees annually may not exceed 0.25%, 0.75%, and 0.50%, respectively, of the average net assets of the Series A, Series C, and Series D Shares, respectively.
See "How Shares May Be Purchased - Sales Charges" and "- Distribution Plan."

Redemption of Shares. There is no charge for redemptions, other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by the Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed."

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Investor Shares of the Fund for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Investor Shares of the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.



              Shareholder Transaction Expenses for Investor Shares

                                           ---------------------------------------------
                                           Series A         Series C       Series D
                                           ---------------------------------------------
Maximum sales load imposed on purchases
  (as a percentage of offering price)        3.00%1         None           1.50%1
Maximum sales load imposed
 on reinvested dividends...........          None           None           None
Maximum deferred sales load........          None           None           None
Redemption fees*...................          None           None           None
Exchange fee.......................          None           None           None


               Annual Fund Operating Expenses for Investor Shares
                     (as a percentage of average net assets)

                                          Series A          Series C       Series D


Investment advisory fees...........         1.00%           1.00%          1.00%
12b-1 fees2........................         0.25%           0.75%          0.50%
Other expenses.....................         0.30%           1.36%          0.72%
                                           ------          ------         ------
  Total operating expenses3........         1.55%           3.11%          2.22%
                                           ======          ======         ======



* The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds.

EXAMPLE: You would pay the following expenses (including the maximum initial sales charge) on a $1,000 investment in Investor Shares of the Fund, whether or not you redeem at the end of the period, assuming a 5% annual return:


                     1 Year                    3 Years                   5 Years                   10 Years
                     ------                    -------                   -------                   --------
Series A               $45                       $77                      $112                       $209
Series C               $31                       $96                      $163                       $342
Series D               $37                       $83                      $132                       $267


THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1    Reduced  for larger  purchases.  See "How  Shares May Be  Purchased - Sales
     Charges."

2 The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with respect to each Class of Investor Shares, which provides that the Fund may pay certain distribution expenses and service fees annually with respect to the Investor Shares up to 0.25%, 0.75%, and 0.50%, respectively, of the average net assets of the Series A, Series C, and Series D Shares, respectively. See "How Shares May Be Purchased - Distribution Plan." Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

3 The "Total operating expenses" shown above are based upon actual total operating expenses incurred by the Investor Shares of the Fund for the fiscal year ended February 28, 1998, including amounts of Fund expenses paid by a broker in connection with a brokerage/service arrangement with the Fund. After reflecting the Fund expenses paid by the broker in connection with such brokerage/service arrangement, the actual net operating expenses incurred by the Investor Shares of the Fund for the fiscal year ended February 28, 1998, were 1.52%, 3.05%, and 2.18% of average daily net assets of the Series A, Series C, and Series D Investor Shares, respectively. There can be no assurance that the Fund's brokerage/service arrangement will continue in the future.

See "How Shares May Be Purchased" and "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%.


                              FINANCIAL HIGHLIGHTS

The shares of the Fund are divided into multiple Classes representing interests in the Fund. This Prospectus relates to Investor Shares. See "Other Information
- Description of Shares." The financial data included in the table below for the fiscal years ended February 28, 1998 and 1997 has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is included in the Statement of Additional Information. The financial data for the prior fiscal period was audited by other independent auditors. This information should be read in conjunction with the Fund's latest audited financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund.


                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                            -----------------------------------  ----------------------------------
                                                                          Series A                              Series C
                                                            -----------------------------------  ----------------------------------
                                                                                        For the                             For the
                                                                                    period from                         period from
                                                                                    Apr 7, 1995                         Apr 7, 1995
                                                            Year ended  Year ended  (comm of op)  Year ended  Yearended (comm of op)
                                                                Feb 28,     Feb 28,   to Feb 29,      Feb 28,    Feb 28,  to Feb 29,
                                                                  1998        1997         1996         1998       1997        1996
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, beginning of period.....................       $16.18      $14.42       $11.79       $15.97     $14.34      $11.79
   Income from investment operations
      Net investment income loss.........................        (0.21)      (0.18)       (0.06)       (0.52)     (0.29)      (0.12)
      Net realized and unrealized gain on investments....         4.19        1.94         2.88         4.14       1.92        2.86
                                                              --------    --------    ---------    ---------   --------    --------
         Total from investment operations................         3.98        1.76         2.82         3.62       1.63        2.74
                                                              --------    --------    ---------    ---------   --------    --------
   Distributions to shareholders from
      Net investment income..............................        (0.00)       0.00        (0.11)       (0.00)      0.00       (0.11)
      Tax return of capital..............................        (0.53)       0.00         0.00        (0.53)      0.00        0.00
      Net realized gain from investment transactions.....        (1.94)       0.00        (0.08)       (1.94)      0.00       (0.08)
                                                              --------    --------    ---------    ---------   --------    --------
         Total distributions.............................        (2.47)       0.00        (0.19)       (2.47)      0.00       (0.19)
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, end of period...........................       $17.69      $16.18       $14.42       $17.12     $15.97      $14.34
                                                              ========    ========    =========    =========   ========    ========

Total return (a).........................................         4.80%      12.21%      23.86%(d)    22.95%     11.30%    23.18%(d)
                                                              ========    ========    =========    =========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................      $40,924     $39,376      $32,549       $4,541     $9,192      $7,908
                                                              ========    ========    =========    =========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......        1.55%       1.54%        1.88%(b)     3.11%     2.34%     2.38%(b)
      After expense reimbursements and waived fees.......        1.52%       1.53%        1.71%(b)     3.05%     2.33%     2.18%(b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......       (1.27)%     (1.16)%      (1.20)%(b)   (2.84)%   (1.97)%   (1.77)%(b)
      After expense reimbursements and waived fees.......       (1.24)%     (1.15)%      (1.04)%(b)   (2.78)%   (1.96)%   (1.57)%(b)
   Portfolio turnover rate...............................      105.60%     126.44%       99.33%      105.60%   126.64%    99.33%
   Average broker commission per share (c)...............       $0.0576     $0.0600        -          $0.0576    $0.0600     -




(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                              ---------------------------------
                                                                           Series D
                                                              ---------------------------------
                                                                                        For the
                                                                                    period from
                                                                                    Apr 7, 1995
                                                              Year ended Year ended (comm of op)
                                                                  Feb 28,    Feb 28,     Feb 29,
                                                                    1998       1997        1996
                                                              ----------------------------------

Net asset value, beginning of period.....................         $16.09     $14.41      $11.79
   Income from investment operations
      Net investment income loss.........................          (0.32)     (0.29)      (0.11)
      Net realized and unrealized gain on investments....           4.15       1.97        2.92
                                                              -----------   --------    --------
         Total from investment operations................           3.83       1.68        2.81
                                                              -----------   --------    --------
   Distributions to shareholders from
      Net investment income..............................          (0.00)      0.00       (0.11)
      Tax return of capital..............................          (0.53)      0.00        0.00
      Net realized gain from investment transactions.....          (1.94)      0.00       (0.08)
                                                              -----------   --------    --------
         Total distributions.............................          (2.47)      0.00       (0.19)
                                                              -----------   --------    --------

Net asset value, end of period...........................         $17.45     $16.09      $14.41
                                                              ===========   ========    ========

Total return (a).........................................          24.06%     11.59%      23.77%(d)
                                                              ===========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................        $11,448     $10,774     $11,929
                                                              ===========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......           2.22%      2.02%       2.13%  (b)
      After expense reimbursements and waived fees.......           2.18%      2.01%       1.73%  (b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......          (1.94)%    (1.64)%     (1.54)% (b)
      After expense reimbursements and waived fees.......          (1.89)%    (1.63)%     (1.14)% (b)
   Portfolio turnover rate...............................         105.60%    126.44 %     99.33%
   Average broker commission per share (c)...............          $0.0576    $0.0600        -


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. The Fund's investment objective and fundamental investment limitations described herein may not be altered without the prior approval of a majority of the Fund's shareholders.

Investment Selection. The Fund's portfolio will include equity securities which the Advisor feels show superior prospects for growth. The Advisor will focus attention on proven medium and large capitalization companies which, in the view of the Advisor, exhibit internal changes such as a promising new product, new distribution strategy, new manufacturing technology, or new management team or management philosophy. Many of the portfolio companies will be responsible for technological breakthroughs and/or unique solutions to market needs. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature. By focusing upon internal rather than external factors, the Fund will seek to minimize the risk associated with macro-economic forces such as changes in commodity prices, currency exchange rates and interest rates.

In selecting portfolio companies, the Advisor uses analysis which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. The Advisor also analyzes the level and nature of the company's debt, cash flow, working capital and the quality of the company's assets. Typically companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. Companies that the Advisor determines have excessive levels of debt are generally avoided.

By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies whose price when purchased is between 8 and 15 times projected earnings for the coming year.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) the anticipated price appreciation has been achieved or is no longer probable;

     b) the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;

     c) general market expectations regarding the company's future performance exceed those expectations held by the Advisor; d) alternative investments offer, in the view of the Advisor, superior potential for appreciation.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock, participating and non-participating preferred stock, and investment grade convertible bonds. All securities will be traded on domestic and foreign securities exchanges or on the over-the-counter markets. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.

Under normal conditions, at least 90% of the Fund's total assets will be invested in equity securities. As a temporary defensive measure, however, when the Advisor determines that market conditions so warrant, the Fund may invest up to 100% of the Fund's total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the 1940 Act.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements and foreign securities. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Given that a significant portion of the Fund's assets may be invested in equity securities of medium capitalization companies, that portion of the Fund's portfolio may exhibit more volatility than the portion of the Fund's portfolio invested in large capitalization companies. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gains tax consequences. See "Portfolio turnover rate" in the table under "Financial Highlights."

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid securities before maturity may be time consuming and expensive, and it may be difficult or impossible for the Fund to sell illiquid investments promptly at an acceptable price. The Fund will not invest in restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, restricted securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain fundamental investment limitations. Some of these restrictions are that the Fund will not:
(1) issue senior securities, borrow money or pledge its assets; (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);
(3) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (4) write, purchase or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options, or invest in oil, gas or mineral leases or exploration programs, or real estate; (5) invest more than 5% of the value of its total assets in the securities of any one issuer nor hold more than 10% of the voting stock of any issuer; (6) invest in restricted securities; (7) invest more than 10% of the Fund's total assets in foreign securities, including sponsored ADRs; and (8) invest more than 25% of the Fund's total assets in the securities of issuers in any one industry. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of such limitation. If the limitation on illiquid securities is exceeded, however, through a change in values, net assets, or other circumstances, the Fund would take appropriate steps to protect liquidity by changing its portfolio.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust, including the Fund, as a separate regulated investment company. Each series of the Trust, including the Fund, intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust, including the Fund, to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, including the Fund, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar-year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income, if any, in the form of dividends and distribute capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the same Class of the Fund at the net asset value per share next determined. Reinvested dividends and capital gains are exempt from any sales load. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. If cash payment is requested, checks will be mailed within five business days after the distribution of the dividends or capital gains, as applicable. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains. The Fund's net investment income available for distribution to holders of Investor Shares will be reduced by the amount of any expenses allocated to the Investor Shares, and any expenses allocated among the Classes of the Investor Shares, including the distribution and service fees under the Fund's Distribution Plan, which vary depending on the particular Class of the Investor Shares.


                              HOW SHARES ARE VALUED

Net asset value for each Class of Shares of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares. Net asset value is determined separately for each Class of Shares of the Fund and reflects any liabilities allocated to a particular Class as well as the general liabilities of the Fund.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the latest quoted bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

The net asset value of each Class of Shares will be affected by expenses accrued and payable by such Class. Because the distribution and service fees attributable to the Investor Shares vary depending on the particular Class of the Investor Shares in question, the net income attributable to and the dividends payable by the Series C Shares will be lower than the net income attributable to and the dividends payable by the Series A and Series D Shares, and the net income attributable to and the dividends payable by the Series D Shares will be lower than the net income attributable to and the dividends payable by the Series A Shares.


                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-430-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's public offering price next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $25,000. The minimum subsequent investment is $500. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable to the Fund, to The Chesapeake Growth Fund, Investor Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Fund, to the address stated above. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number. Please remember to add a reference to "Series A," "Series C," or "Series D" to your check to ensure proper credit to your account.

Purchases by Wire. To purchase shares by wiring federal funds, the Fund must first be notified by calling 1-800-430-3863 to request an account number and furnish the Fund with your tax identification number. Following notification to the Fund, federal funds and registration instructions should be wired through the Federal Reserve System to:

                    First Union National Bank of North Carolina
                    Charlotte, North Carolina
                    ABA # 053000219
                    For The Chesapeake Growth Fund
                    Series A, C, or D Investor Shares
                    Acct #2000000862068
                    For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Fund immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund and effective prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday, exclusive of business holidays) will purchase shares at the public offering price determined at that time. Orders received by the Fund and effective after the close of trading, or on a day when the New York Stock Exchange is not open for business, will purchase shares at the public offering price next determined. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in the Fund shares through a broker or agent.

The Fund may enter into agreements with one or more brokers or other agents, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," and agents for qualified employee benefit plans, pursuant to which such brokers or other agents may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers or other agents may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, agent, or, if applicable, other designee, accepts the order. Such orders will be priced at the Fund's public offering price next determined after they are accepted by an authorized broker, agent, or other designee. The Fund may pay fees to such brokers or other agents for their services, including without limitation, administrative, accounting, and recordkeeping services.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any fund of the Trust already owned by any purchaser whose order is canceled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding. For individuals, your taxpayer identification number is your social security number.

Sales Charges. The public offering price of Investor Shares of the Fund equals net asset value plus a sales charge for Series A and Series D Shares. Series C Shares are sold without a sales charge. Capital Investment Group, Inc. (the "Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions as follows:



                                                          Sales               Sales
                                                        Charge As           Charge As        Dealers Discounts
                                                        % of Net           % of Public         and Brokerage
        Amount of Transaction                            Amount             Offering        Commissions as % of
      At Public Offering Price                          Invested              Price        Public Offering Price

Series A Shares

      Less than $250,000...........................       3.09%                3.00%                2.80%
      $250,000 but less than $500,000..............       2.04%                2.00%                1.80%
      $500,000 or more.............................       1.01%                1.00%                0.90%



Series D Shares

      Less than $250,000...........................       1.52%                1.50%                1.35%
      $250,000 but less than $500,000..............       1.01%                1.00%                0.90%
      $500,000 or more.............................       0.50%                0.50%                0.45%


At times the Distributor may reallow the entire sales charge to selected dealers. From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" under the federal securities laws.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Reduced Sales Charges

     Concurrent Purchases. For purposes of qualifying for a lower sales charge for Series A or Series D Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and Series A Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

     Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the Series A or Series D Shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor of the same Class and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

     Letters of Intent. Investors may qualify for a lower sales charge for Series A or Series D Shares by executing a letter of intent. A letter of intent allows an investor to purchase Series A or Series D Shares of the Fund (as applicable) over a 13-month period at reduced sales charges based on the total amount intended to be purchased of the applicable Class plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor of the same Class and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day back-dating period can be used to include earlier purchases of the applicable Class at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Fund or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Fund or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

     Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of Series A or Series D Shares of the Fund in either Series A or Series D Shares of the Fund (as applicable) or in shares of another series of the Trust affiliated with the Advisor of the same Class and sold with a sales charge, within 90 days after the redemption. If the other class charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the class to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

     Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Distribution Plan. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others.

The Trust has adopted a Distribution Plan (the "Plan") for each Class of the Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Fund may reimburse any expenditures to finance any activity primarily intended to result in sale of the Investor Shares of the Fund or the servicing of shareholder accounts, including, but not limited to, the following: (i) payments to the Distributor, securities dealers, and others for the sale of Investor Shares of the Fund; (ii) payment of compensation to and expenses of personnel who engage in or support distribution of Investor Shares of the Fund or who render shareholder support services not otherwise provided by the Administrator or Custodian; and (iii) formulation and implementation of marketing and promotional activities. The categories of expenses for which reimbursement is made are approved by the Board of Trustees of the Trust. Expenditures by the Fund pursuant to the Plan are accrued based on the Investor Shares' average daily net assets (of the particular Class in question) and may not exceed 0.25%, 0.75%, 0.50%, respectively, of the average net assets of the Series A, Series C, and Series D Shares, respectively, for each year elapsed subsequent to adoption of the Plan. Such expenditures paid as service fees to any person who sells Fund shares may not exceed 0.25% of the Investor Shares' average annual net asset value of such shares of the particular Class in question.

The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. The continuation of the Plan must be approved by the Board of Trustees annually. At least quarterly the Board of Trustees must review a written report of amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The Fund incurred $101,946, $41,669, and $62,905 in distribution and service fees under the Plan with respect to Series A, Series C, and Series D Investor Shares, respectively, for the fiscal year ended February 28, 1998.

Choosing Among Investor Shares

Investors who purchase Investor Shares must specify at the time of purchase whether they are purchasing Series A, Series C, or Series D Shares Investor Shares. Investors should understand the differences between each such Class of Investor Shares before purchasing Investor Shares.

As described under "How Shares May Be Purchased - Sales Charges," the Series A Shares are sold subject to a maximum sales charge of 3%, as compared to a maximum sales charge of 1.5% for sales of Series D Shares and no sales charge for Series C Shares. The sales charge is reduced or may be waived in some cases. Series A Shares, however, bear potential distribution and service fees under the Distribution Plan of up to 0.25% of the Series A Shares' average net assets annually, as compared to potential distribution and service fees under the Distribution Plan for the other Classes of Investor Shares of up to 0.50% and 0.75%, respectively, of the Series D and Series C Shares' average net assets annually, respectively. See "How Shares May Be Purchased - Distribution Plan."

Before deciding among the three Classes of Investor Shares of the Fund, an investor should carefully consider the amount and intended length of his or her investment in Investor Shares. Specifically, an investor should consider whether the accumulated distribution and servicing fees applicable to Series C or Series D Shares (and the lower sales charge for Series D Shares) would be less than the sales charge and accumulated distribution and servicing fees applicable to Series A Shares purchased at the same time and held for the same period, and the extent to which the differences between those amounts would be offset by the higher returns associated with Series A Shares. A similar analysis should be made between Series C Shares and Series D Shares. Because the operating expenses of Series C and Series D Shares will be greater than those of Series A Shares, and the operating expenses of Series C Shares will be greater than those of Series D Shares, the dividends on Series A Shares will be higher than the dividends on Series C and Series D Shares, and the dividends on Series D Shares will be higher than the dividends on Series C Shares. However, since the sales charge is deducted at the time of purchase of Series A or Series D Shares, not all of the purchase amount will purchase Series A or Series D Shares. Consequently, the same initial investment will purchase more Series C or Series D Shares than Series A Shares, and more Series C Shares than Series D Shares.

Because of reductions in the sales charge for purchases of Series A or Series D Shares aggregating $250,000 or more, it may be advantageous for investors purchasing large quantities of Investor Shares to purchase Series A or Series D Shares. Investors who may qualify for any exemption from the sales charge ordinarily payable with respect to purchases of Investor Shares should purchase Series A Shares. In addition, because the accumulated higher operating expenses of Series C and Series D Shares may exceed the amount of the sales charge and distribution and servicing fees associated with Series A Shares, investors who intend to hold their Investor Shares for an extended period of time should consider purchasing Series A Shares.

Investors who would not qualify for a reduction in the sales charge for purchases of Series A or Series D Shares may decide that it is more advantageous to have the entire purchase amount invested immediately in Series C Shares notwithstanding the higher operating expenses associated with Series C Shares. These higher operating expenses may be offset by any return an investor receives from the additional Series C Shares received as a result of not having to pay a sales charge. However, an investor should understand that the Fund's future return cannot be predicted, and that there is no assurance that such return, if any, would compensate for the higher operating expenses associated with Series C Shares.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other series of the Trust established by Advisor. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, if any, and is a taxable transaction. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of the Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and the sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional or Super-Institutional Shares, and Investor Shares may not be exchanged among the various Classes of Investor Shares (i.e., Series C Shares may not be exchanged for Series A or Series D Shares and Series D Shares may not be exchanged for Series A Shares). Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. Redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m. New York time, Monday through Friday), will redeem shares at the net asset value determined at that time. Redemption orders received in proper form by the Fund after the close of trading, or on a day when the New York Stock Exchange is not open for business, will redeem shares at the net asset value next determined. There is no charge for redemptions from the Fund other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $25,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $25,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-430-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to The Chesapeake Growth Fund, Investor Shares, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

2)   Any required signature guarantees (see "Signature Guarantees" below); and

3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-972-1908). The confirmation instructions must include:

1)   Shareholder name and account number;

2)   Number of shares or dollar amount to be redeemed;

3) Instructions for transmittal of redemption funds to the shareholder; and 4) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. Shareholders can choose to have redemption proceeds mailed to them at their address of record, their bank, or to any other authorized person, or they can have the proceeds sent by bank wire to their bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which the bank is not open for business. Shareholders can change redemption instructions anytime by filing a letter including new redemption instructions with the Fund. (See "Signature Guarantees" below.) The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Shareholders may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in the Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and, if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from the account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature Guarantees. To protect an account and the Fund from fraud, signature guarantees are required to authorize a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through the initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. The Advisor currently serves as investment advisor to approximately $3.5 billion in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

Under the Advisory Agreement with the Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1998, the Advisor was paid investment advisory fees of $2,532,147.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. See Note 3 to the Fee Table. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

W. Whitfield Gardner and John L. Lewis, IV, principals of the Advisor and executive officers of the Trust, have been responsible for day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception. Additional information about these gentlemen is set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers."

The Administrator. The Trust has entered into an Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to the Fund include coordinating and monitoring any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents. For its administrative services, the Administrator is entitled to receive from the Fund a fee based on the average daily net assets of the Fund, in addition to a base monthly fee for accounting and recordkeeping services. The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of the Fund's net asset value, for which it receives certain charges and is reimbursed for out-of-pocket expenses.

The Administrator was incorporated as a North Carolina corporation in 1988. With its predecessors and affiliates, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Transfer Agent. North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Fund is charged a recordkeeping fee based on the number of shareholders in the Fund and an annual fee for shareholder administration services.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, Administrator, and Transfer Agent, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, including the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable. Any expenses relating only to a particular Class of Shares of the Fund will be borne solely by such Class.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on August 12, 1992, under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, and classes of shares, described in the Statement of Additional Information under "Description of the Trust." Pursuant to its authority under the Declaration of Trust, the Board of Trustees has authorized the issuance of an unlimited number of shares in each of five Classes ("Series A, Series C, and Series D Investor Shares," "Institutional Shares," and Super-Institutional Shares") representing equal pro rata interests in the Fund, except that the Classes bear different expenses that reflect the differences in services provided to them. Investor Shares are sold with a sale charge (except for Series C Shares) and bear potential distribution expenses and service fees at different levels. See "How Shares May Be Purchased - Sales Charges" and " - Distribution Plan." Institutional and Super-Institutional Shares are sold without a sales charge and bear no shareholder servicing or distribution fees. The Super-Institutional Shares, however, receive fewer investor services than the Institutional and Investor Shares due to the size and nature of accounts holding Super-Institutional Shares. As a result of different charges, fees, and expenses between the Classes, the total return on the Fund's Investor Shares will generally be lower than the total return on the Institutional and Super-Institutional Shares, the total return on the Fund's Series C Shares will generally be lower than the total return on the Series A and Series D Shares, and the total return on the Series D Shares will generally be lower than the total return on the Series A Shares. Standardized total return quotations will be computed separately for each Class of Shares of the Fund.

THIS PROSPECTUS RELATES TO THE FUND'S INVESTOR SHARES (INCLUDING THE THREE CLASSES OF INVESTOR SHARES) AND DESCRIBES ONLY THE POLICIES, OPERATIONS, CONTRACTS, AND OTHER MATTERS PERTAINING TO THE INVESTOR SHARES. THE FUND ALSO ISSUES A CLASS OF INSTITUTIONAL SHARES AND A CLASS OF SUPER-INSTITUTIONAL SHARES. SUCH OTHER CLASSES MAY HAVE DIFFERENT SALES CHARGES AND EXPENSES, WHICH MAY AFFECT PERFORMANCE. INVESTORS MAY CALL THE FUND AT 1-800-430-3863 TO OBTAIN MORE INFORMATION CONCERNING OTHER CLASSES AVAILABLE TO THEM THROUGH THEIR SALES REPRESENTATIVE. INVESTORS MAY OBTAIN INFORMATION CONCERNING OTHER CLASSES FROM THEIR SALES REPRESENTATIVE, THE DISTRIBUTOR, THE FUND, OR ANY OTHER PERSON WHICH IS OFFERING OR MAKING AVAILABLE TO THEM THE SECURITIES OFFERED IN THIS PROSPECTUS.

When issued, the shares of each series of the Trust, including the Fund, and each class of shares, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

The Trust's shareholders will vote in the aggregate and not by series (fund) or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders Annual and Semi-Annual Reports; the financial statements appearing in Annual Reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-430-3863.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return for each Class of Shares. The "average annual total return" refers to the average annual compounded rates of return over 1-, 5-, and 10-year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. The calculation further assumes the maximum sales load is deducted from the initial payment. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data other than average annual total return for each Class of Shares. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods.

The total return of the Fund could be increased to the extent the Advisor may waive a portion of its fees or may reimburse a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
                                 INVESTOR SHARES
________________________________________________________________________________



                                   PROSPECTUS

                                  June 30, 1998

                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                    CUSTODIAN
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

PROSPECTUS                                                Cusip Number 36559B708


________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND
                                 A No Load Fund
________________________________________________________________________________

The investment objective of The Chesapeake Core Growth Fund (the "Fund") is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund follows the same investment policies and principles of other funds managed by Gardner Lewis Asset Management (the "Advisor"), while investing primarily in those securities of the largest 1000 companies domiciled in the United States. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this Prospectus. The Fund has a net asset value that will fluctuate in accordance with the value of its portfolio securities. An investor may invest, reinvest, or redeem shares at any time. The shares of the Fund, which are designed to provide investors with core growth investment management by the Advisor, are offered without any sales or redemption charges or shareholder servicing or distribution fees.

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                            Chadds Ford, Pennsylvania

The Fund is a no load diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Investors should read this Prospectus and retain it for future reference. Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request and without charge. You may request the Statement of Additional Information, which is incorporated in this Prospectus by reference, by writing the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, or by calling 1-800-430-3863. The SEC also maintains an Internet Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund.


Investment in the Fund involves risks, including the possible loss of principal. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus and the Statement of Additional Information is June 30, 1998.

                                TABLE OF CONTENTS

PROSPECTUS SUMMARY.........................................................  2

FEE TABLE..................................................................  3

FINANCIAL HIGHLIGHTS.......................................................  4

INVESTMENT OBJECTIVE AND POLICIES..........................................  5

RISK FACTORS...............................................................  7

INVESTMENT LIMITATIONS.....................................................  8

FEDERAL INCOME TAXES.......................................................  8

DIVIDENDS AND DISTRIBUTIONS................................................  9

HOW SHARES ARE VALUED...................................................... 10

HOW SHARES MAY BE PURCHASED................................................ 10

HOW SHARES MAY BE REDEEMED................................................. 12

MANAGEMENT OF THE FUND..................................................... 14

OTHER INFORMATION.......................................................... 15


This Prospectus is not an offering of the securities described herein in any state in which the offering is unauthorized. No sales representative, dealer or other person is authorized to give any information or make any representations other than those contained in this Prospectus.

The Fund reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject purchase orders. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing.

                               PROSPECTUS SUMMARY

The Fund. The Chesapeake Core Growth Fund (the "Fund") is a no load diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. See "Other Information - Description of Shares."

Offering Price. Shares of the Fund are offered to investors at net asset value without a sales charge. The shares are not subject to any 12b-1 distribution or shareholder service fees. The minimum initial investment is $25,000. The minimum subsequent investment is $500 ($100 for those participating in the Automatic Investment Plan). See "How Shares May be Purchased."

Investment Objective and Policies. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income is not a significant investment consideration, and any income realized will be incidental to the Fund's objective. The Fund follows the same investment policies and principles of other funds managed by the Advisor, while investing primarily in those securities of the largest 1000 companies domiciled in the United States. See "Investment Objective and Policies." The Fund is not intended to be a complete investment program, and there can be no assurance that the Fund will achieve its investment objective.

Special Risk Considerations. While the Fund will invest primarily in common stocks traded in U.S. securities markets, some of the Fund's investments may include foreign securities (in the form traded on domestic U.S. exchanges), illiquid securities, real estate securities, and securities purchased subject to a repurchase agreement or on a "when-issued" basis, which involve certain risks. The Fund may borrow only under certain limited conditions (included to meet redemption requests) and not to purchase securities. It is not the intent of the Fund to borrow except for temporary cash requirements. Borrowing, if done, would tend to exaggerate the effects of market and interest rate fluctuations on the Fund's net asset value until repaid. See "Risk Factors."

Advisor. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment policies, Gardner Lewis Asset Management of Chadds Ford, Pennsylvania (the "Advisor") serves as investment advisor to the Fund. The Advisor currently manages approximately $3.5 billion in assets. For its advisory services, the Advisor receives a monthly fee based on the Fund's daily net assets at the annual rate of 1.00%. See "Management of the Fund - The Advisor."

Dividends. Income dividends, if any, are generally paid at least annually; capital gains, if any, are distributed at least annually or retained for reinvestment by the Fund. Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund at net asset value unless the shareholder elects to receive cash. See "Dividends and Distributions."

Distributor. Capital Investment Group, Inc. (the "Distributor") serves as distributor of shares of the Fund. See "How Shares May Be Purchased - Distributor."

Redemption of Shares. There is no charge for redemptions, other than possible charges associated with wire transfers of redemption proceeds. Shares may be redeemed at any time at the net asset value next determined after receipt of a redemption request by the Fund. A shareholder who submits appropriate written authorization may redeem shares by telephone. See "How Shares May Be Redeemed."

                                    FEE TABLE

The following table sets forth certain information in connection with the expenses of the Fund anticipated for the current fiscal year. The information is intended to assist the investor in understanding the various costs and expenses borne by the Fund, and therefore indirectly by its investors, the payment of which will reduce an investor's return on an annual basis.

                        Shareholder Transaction Expenses

      Maximum sales load imposed on purchases
         (as a percentage of offering price).........................None
      Maximum sales load imposed on
         reinvested dividends........................................None
      Maximum deferred sales load....................................None
      Redemption fees*...............................................None
      Exchange fee...................................................None

      * The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Custodian for wiring redemption proceeds. The Custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds.

                         Annual Fund Operating Expenses
                  After Fee Waivers and Expense Reimbursements1
                     (as a percentage of average net assets)

      Investment advisory fees 1....................................0.00%
      12b-1 fees....................................................None
      Other expenses 1..............................................1.24%
      Total operating expenses 1....................................1.24%

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Fund, whether or not you redeem at the end of the period, assuming a 5% annual return:

                                 1 Year      3 Years
                                 ------      -------
                                  $13          $39

THE FOREGOING SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

1 The "Total operating expenses" shown above are based upon actual operating expenses of the Fund for the fiscal period ended February 28, 1998, which, after fee waivers and expense reimbursements, were 1.24% of the average daily net assets of the Fund. Absent such waivers and reimbursements, the "Investment advisory fees" and "Total operating expenses" for the Fund for the fiscal period ended February 28, 1998 would have been 1.00% and 3.19%, respectively, of the average daily net assets of the Fund. There can be no assurance that the voluntary fee waivers and expense reimbursements by the Advisor and Administrator to the Fund in the past will continue in the future.

See "Management of the Fund" below for more information about the fees and costs of operating the Fund. The assumed 5% annual return in the example is required by the Securities and Exchange Commission. The hypothetical rate of return is not intended to be representative of past or future performance of the Fund; the actual rate of return for the Fund may be greater or less than 5%.

                              FINANCIAL HIGHLIGHTS

The financial data included in the table below has been derived from audited financial statements of the Fund. The financial data for the fiscal period ended February 28, 1998, has been audited by Deloitte & Touche LLP, independent auditors, whose report covering such period is included in the Statement of Additional Information. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also included in the Statement of Additional Information, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund.

                 (For a Share Outstanding Throughout the Period)

================================================================================
                                                                Period Ended
                                                                February 28,
                                                                   1998*
================================================================================
Net Asset Value, Beginning of Period                              $10.00
================================================================================
Income (loss) from investment operations
    Net investment loss                                            (0.01)
    Net realized and unrealized gain on investments                 0.75
     Total from investment operations                               0.74

================================================================================
Distributions to shareholders
    Distributions in excess of net investment income               (0.02)
                                                                  ------

================================================================================
Net Asset Value, End of Period                                    $10.72
                                                                  ======
================================================================================
Total return (a)                                                    7.49%
================================================================================
Ratios/supplemental data
================================================================================
    Net Assets, End of Period                                   $6,048,268
================================================================================
    Ratio of expenses to average net assets
      Before expense reimbursements and
        waived fees                                                 3.19% (b)
      After expense reimbursements and
        waived fees                                                 1.24% (b)
================================================================================
Ratio of net investment loss to average net assets
    Before expense reimbursements and
      waived fees                                                  (2.19)% (b)
    After expense reimbursements and
      waived fees                                                  (0.24)% (b)
================================================================================
Portfolio turnover rate                                            29.83%
================================================================================
Average commission rate paid (c)                                   $0.0486
================================================================================

* For the period from September 29, 1997 (commencement of operations) to February 28, 1998.
(a) Aggregate total return for the fiscal period.
(b) Annualized.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. Realization of current income will not be a significant investment consideration, and any such income realized should be considered incidental to the Fund's objective. The Fund follows the same investment policies and principles of other funds managed by the Advisor, while investing primarily in those securities of the largest 1000 companies domiciled in the United States. The Fund's investment objective and fundamental investment limitations may not be altered without the prior approval of a majority of the Fund's shareholders.

Investment Policies. The Fund's portfolio will include equity securities which the Advisor feels show superior prospects for growth. Under normal market conditions, the portfolio will invest primarily in a universe of securities, both domestic and foreign, with a range of market capitalizations approximated by the 1,000 largest companies domiciled in the United States. Under normal market conditions at least 80%, and typically more than 90%, of the portfolio will be invested in these large capitalization companies. The remainder of the portfolio will not be limited by market capitalization.

In selecting portfolio companies, the Advisor uses analysis which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. Typically companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. Companies that the Advisor determines have excessive levels of debt are generally avoided.

By developing and maintaining contacts with management, customers, competitors, and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies whose price earnings ratio when purchased is less than that company's projected earnings growth rate for the coming year.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     a) the anticipated price appreciation, in the analysis of the Advisor, has been achieved or is no longer probable;
     b) the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     c) general market expectations regarding the company's future performance exceed those expectations held by the Advisor;
     d) alternative investments offer, in the view of the Advisor, superior potential for appreciation.

The equity securities in which the Fund may invest include common stock, convertible preferred stock, straight preferred stock, participating and non-participating preferred stock, and investment grade convertible bonds. The securities in which the Fund may invest will generally be traded on domestic securities exchanges or on the over-the-counter markets. Any foreign securities the Fund may acquire will be traded on domestic U.S. exchanges.

Under normal conditions, at least 90% of the Fund's total assets will be invested in equity securities. As a temporary defensive measure, however, when the Advisor determines that market conditions so warrant, the Fund may invest up to 100% of the Fund's total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When the Fund invests its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments as a temporary defensive measure, it is not pursuing its stated investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

To the extent the Fund invests in bonds and other debt securities, which will not generally occur under normal market conditions (except for money market or repurchase instruments as described above), the Fund will invest in investment grade instruments (or, if unrated, of equivalent quality in the Advisor's opinion). If the rating of any such security held by the Fund drops below investment grade, such change will be considered by the Advisor as reason to sell that security. For a description of the minimum ratings criteria for investment grade debt securities, see "Appendix A-Description of Ratings" in the Statement of Additional Information.

Money Market Instruments. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. Money market instruments mature in thirteen months or less from the date of purchase and may include U.S. Government Securities, corporate debt securities (including those subject to repurchase agreements), bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper (including variable amount demand master notes) rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. The Advisor may, when it believes that unusually volatile or unstable economic and market conditions exist, depart from the Fund's investment approach and assume temporarily a defensive portfolio posture, increasing the Fund's percentage investment in money market instruments, even to the extent that 100% of the Fund's total assets may be so invested.

U.S. Government Securities. The Fund may invest a portion of the portfolio in U.S. Government Securities, defined to be U.S. Government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. Government such as Government National Mortgage Association ("GNMA") as well as obligations of U.S. Government authorities, agencies and instrumentalities such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Home Administration ("FHA"), Federal Farm Credit Bank ("FFCB"), Federal Home Loan
Bank ("FHLB"), Student Loan Marketing Association ("SLMA"), and The Tennessee Valley Authority. U.S. Government Securities may be acquired subject to repurchase agreements. While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g.
GNMA), several are supported by the right of the issuer to borrow from the U.S. Government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurances can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to seven days of the purchase. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act").

Foreign Securities. The Fund may invest in foreign securities traded on domestic U.S. exchanges. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions, and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will limit foreign investments to those traded on domestic U.S. exchanges, including American Depository Receipts ("ADRs"). The prices of such securities are denominated in U.S. dollars. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will limit such investments to foreign securities traded on domestic U.S. securities exchanges. Although the Fund is not limited in the amount of these types of foreign securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 10% of its assets in foreign securities.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities.

                                  RISK FACTORS

Investment Policies and Techniques. Reference should be made to "Investment Objective and Policies" above for a description of special risks presented by the investment policies of the Fund and the specific securities and investment techniques that may be employed by the Fund, including the risks associated with repurchase agreements and foreign securities. A more complete discussion of certain of these securities and investment techniques and their associated risks is contained in the Statement of Additional Information.

Fluctuations in Value. To the extent that the major portion of the Fund's portfolio consists of common stocks, it may be expected that its net asset value will be subject to greater fluctuation than a portfolio containing mostly fixed income securities. Because there is risk in any investment, there can be no assurance that the Fund will achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities. The Fund's portfolio turnover generally is not expected to exceed 100% in any one year. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also have capital gains tax consequences. See "Portfolio turnover rate" in the table under "Financial Highlights".

Borrowing. The Fund may borrow, temporarily, up to 5% of its total assets for extraordinary or emergency purposes and 15% of its total assets to meet redemption requests, which might otherwise require untimely disposition of portfolio holdings. To the extent the Fund borrows for these purposes, the effects of market price fluctuations on the portfolio's net asset value will be exaggerated. If, while such borrowing is in effect, the value of the Fund's assets declines, the Fund could be forced to liquidate portfolio securities when it is disadvantageous to do so. The Fund would incur interest and other transaction costs in connection with borrowing. The Fund will borrow only from a bank. The Fund will not make any further investments if the borrowing exceeds 5% of its total assets until such time as repayment has been made to bring the total borrowing below 5% of its total assets.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so.
The Fund may realize short-term gains or losses upon such sales.

                             INVESTMENT LIMITATIONS

To limit the Fund's exposure to risk, the Fund has adopted certain investment limitations. Some of these restrictions are that the Fund will not: (1) issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of the Fund's total assets, or (b) to meet redemption requests, in amounts not exceeding 15% of its total assets (the Fund will not make any investments if borrowing exceeds 5% of its total assets); (2) make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other not readily marketable securities, are limited to 10% of the Fund's net assets), money market instruments, and other debt securities;
(3) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities; (4) purchase foreign securities other than those traded on domestic U.S. exchanges; (5) with respect to 75% of its total assets, invest more than 5% of its total assets at cost in the securities of any one issuer nor hold more than 10% of the voting stock of any issuer; and (6) write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, or purchase or sell commodities, commodity contracts, futures contracts, or related options.
Investment restrictions (1), (2), (5), and (6) are fundamental investment limitations that cannot be altered without the prior approval of a majority of the Fund's shareholders. The other investment restrictions listed above are non-fundamental and can be changed without shareholder approval. See "Investment Limitations" in the Fund's Statement of Additional Information for a complete list of investment limitations.

If the Board of Trustees of the Trust determines that the Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment limitation, the Board can make such change without shareholder approval and will disclose any such material changes in the then current Prospectus. Any limitation that is not specified in the Fund's Prospectus, or in the Statement of Additional Information, as being fundamental, is non-fundamental. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities generally will not constitute a violation of such limitation. If the limitation on illiquid securities is exceeded, however, through a change in values, net assets, or other circumstances, the Fund would take appropriate steps to protect liquidity by changing its portfolio.

                              FEDERAL INCOME TAXES

Taxation  of the Fund.  The  Internal  Revenue  Code of 1986,  as  amended  (the
"Code"), treats each series in the Trust, including the Fund, as a separate regulated investment company. Each series of the Trust, including the Fund, intends to qualify or remain qualified as a regulated investment company under the Code by distributing substantially all of its "net investment income" to shareholders and meeting other requirements of the Code. For the purpose of calculating dividends, net investment income consists of income accrued on portfolio assets, less accrued expenses. Upon qualification, the Fund will not be liable for federal income taxes to the extent earnings are distributed. The Board of Trustees retains the right for any series of the Trust, including the Fund, to determine for any particular year if it is advantageous not to qualify as a regulated investment company. Regulated investment companies, such as each series of the Trust, including the Fund, are subject to a non-deductible 4% excise tax to the extent they do not distribute the statutorily required amount of investment income, determined on a calendar-year basis, and capital gain net income, using an October 31 year-end measuring period. The Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of the 4% excise tax.

For the fiscal period ended February 28, 1998, the Fund was considered a "personal holding company" under the Code since 50% of the value of the Fund's share were owned directly or indirectly by five or fewer individuals at certain times during the last half of the fiscal period. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. For the fiscal period ended February 28, 1998, however, no provision was made for federal income taxes since substantially all taxable income was distributed to shareholders. For the current fiscal year, the Fund anticipates that either it will qualify as a regulated investment company under the Code or, if still considered a personal holding company, it will distribute substantially all of its taxable income for the current fiscal year to shareholders in order to avoid individual income taxes.

Taxation of Shareholders. For federal income tax purposes, any dividends and distributions from short-term capital gains that a shareholder receives in cash from the Fund or which are re-invested in additional shares will be taxable ordinary income. If a shareholder is not required to pay a tax on income, he will not be required to pay federal income taxes on the amounts distributed to him. A dividend declared in October, November or December of a year and paid in January of the following year will be considered to be paid on December 31 of the year of declaration.

Distributions paid by the Fund from long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. Capital gain distributions are made when the Fund realizes net capital gains on sales of portfolio securities during the year. Dividends and capital gain distributions paid by the Fund shortly after shares have been purchased, although in effect a return of investment, are subject to federal income taxation.

The sale of shares of the Fund is a taxable event and may result in a capital gain or loss. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds (or two series of a mutual fund).

The Trust will inform shareholders of the Fund of the source of their dividends and capital gains distributions at the time they are paid and, promptly after the close of each calendar year, will issue an information return to advise shareholders of the federal tax status of such distributions and dividends. Dividends and distributions may also be subject to state and local taxes. Shareholders should consult their tax advisors regarding specific questions as to federal, state or local taxes.

Federal income tax law requires investors to certify that the social security number or taxpayer identification number provided to the Fund is correct and that the investor is not subject to 31% withholding for previous under-reporting to the Internal Revenue Service (the "IRS"). Investors will be asked to make the appropriate certification on their application to purchase shares. If a shareholder of the Fund has not complied with the applicable statutory and IRS requirements, the Fund is generally required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends and redemption amounts).

                           DIVIDENDS AND DISTRIBUTIONS

The Fund generally intends to distribute substantially all of its net investment income, if any, in the form of dividends. The Fund may pay dividends, if any, and distribute capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

Unless a shareholder elects to receive cash, dividends and capital gains will be automatically reinvested in additional full and fractional shares of the Fund at the net asset value per share next determined. Shareholders wishing to receive their dividends or capital gains in cash may make their request in writing to the Fund at 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. That request must be received by the Fund prior to the record date to be effective as to the next dividend. If cash payment is requested, checks will be mailed within five business days after the distribution of the dividends or capital gains, as applicable. Each shareholder of the Fund will receive a quarterly summary of his or her account, including information as to reinvested dividends from the Fund. Tax consequences to shareholders of dividends and distributions are the same if received in cash or in additional shares of the Fund.

In order to satisfy certain requirements of the Code, the Fund may declare special year-end dividend and capital gains distributions during December. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

                              HOW SHARES ARE VALUED

Net asset value is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The net asset value of the shares of the Fund for purposes of pricing sales and redemptions is equal to the total market value of its investments and other assets, less all of its liabilities, divided by the number of its outstanding shares.

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the latest quoted bid price. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

                           HOW SHARES MAY BE PURCHASED

Assistance in opening accounts and a purchase application may be obtained from the Fund by calling 1-800-430-3863, or by writing to the Fund at the address shown below for purchases by mail. Assistance is also available through any broker-dealer authorized to sell shares in the Fund. Payment for shares purchased may also be made through your account at the broker-dealer processing your application and order to purchase. Your investment will purchase shares at the Fund's net asset value next determined after your order is received by the Fund in proper form as indicated herein.

The minimum initial investment is $25,000. The minimum subsequent investment is $500 ($100 for those investing through the Automatic Investment Plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may invest in the following ways:

Purchases by Mail. Shares may be purchased initially by completing the application accompanying this Prospectus and mailing it, together with a check payable to the Fund, to The Chesapeake Core Growth Fund, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Fund, to the address stated above. Please enclose the stub of your account statement and include the amount of the investment, the name of the account for which the investment is to be made and the account number.

Purchases by Wire. To purchase shares by wiring federal funds, the Fund must first be notified by calling 1-800-430-3863 to request an account number and furnish the Fund with your tax identification number. Following notification to the Fund, federal funds and registration instructions should be wired through the Federal Reserve System to:

             First Union National Bank of North Carolina
             Charlotte, North Carolina
             ABA # 053000219
             For The Chesapeake Core Growth Fund
             Acct #2000001067260
             For further credit to (shareholder's name and SS# or EIN#)

It is important that the wire contain all the information and that the Fund receive prior telephone notification to ensure proper credit. A completed application with signature(s) of registrant(s) must be mailed to the Fund immediately after the initial wire as described under "Purchases by Mail" above. Investors should be aware that some banks may impose a wire service fee.

General. All purchases of shares are subject to acceptance and are not binding until accepted. The Fund reserves the right to reject any application or investment. Orders received by the Fund and effective prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday) will purchase shares at the net asset value determined at that time. Orders received by the Fund and effective after the close of trading, or on a day when the New York Stock Exchange is not open for business, will purchase shares at the net asset value next determined. For orders placed through a qualified broker-dealer, such firm is responsible for promptly transmitting purchase orders to the Fund. Investors may be charged a fee if they effect transactions in the Fund shares through a broker or agent.

The Fund may enter into agreements with one or more brokers or other agents, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," and agents for qualified employee benefit plans, pursuant to which such brokers or other agents may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers or other agents may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, agent, or, if applicable, other designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker, agent, or other designee. The Fund may pay fees to such brokers or other agents for their services, including without limitation, administrative, accounting, and recordkeeping services.

If checks are returned unpaid due to nonsufficient funds, stop payment or other reasons, the Trust will charge $20. To recover any such loss or charge, the Trust reserves the right, without further notice, to redeem shares of any fund of the Trust already owned by any purchaser whose order is canceled, and such a purchaser may be prohibited from placing further orders unless investments are accompanied by full payment by wire or cashier's check.

Payment must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. Under certain circumstances the Fund, at its sole discretion, may allow payment in kind for Fund shares purchased by accepting securities in lieu of cash. Any securities so accepted would be valued on the date received and included in the calculation of the net asset value of the Fund. See the Statement of Additional Information for additional information on purchases in kind.

The Fund is required by federal law to withhold and remit to the IRS 31% of the dividends, capital gains distributions and, in certain cases, proceeds of redemptions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who under-reports dividend or interest income or who fails to provide certification of tax identification number. Instructions to exchange or transfer shares held in established accounts will be refused until the certification has been provided. In order to avoid this withholding requirement, you must certify on your application, or on a separate W-9 Form supplied by the Fund, that your taxpayer identification number is correct and that you are not currently subject to backup withholding or you are exempt from backup withholding.

Distributor. Capital Investment Group, Inc., Post Office Box 32249, Raleigh, North Carolina 27622 (the "Distributor"), is the national distributor for the Fund under a Distribution Agreement with the Trust. The Distributor may sell Fund shares to or through qualified securities dealers or others.

The Distributor, at its expense, may provide compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Exchange Feature. Investors will have the privilege of exchanging shares of the Fund for shares of any other series of the Trust established by Advisor. An exchange involves the simultaneous redemption of shares of one series and purchase of shares of another series at the respective closing net asset value next determined after a request for redemption has been received plus applicable sales charge, if any, and is a taxable transaction. Each series of the Trust will have a different investment objective, which may be of interest to investors in each series. Shares of the Fund may be exchanged for shares of any other series of the Trust affiliated with the Advisor at the net asset value plus the percentage difference between that series' sales charge and the sales charge, if any, previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60 days prior notice. The Advisor will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Fund or its other shareholders.

A shareholder should consider the investment objectives and policies of any series into which the shareholder will be making an exchange, as described in the prospectus for that other series. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days written notice to the shareholders.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the net asset value on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Stock Certificates. Stock certificates will not be issued for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

                           HOW SHARES MAY BE REDEEMED

Shares of the Fund may be redeemed (the Fund will repurchase them from shareholders) by mail or telephone. Any redemption may be more or less than the purchase price of your shares depending on the market value of the Fund's portfolio securities. Redemption orders received in proper form, as indicated herein, by the Fund, whether by mail or telephone, prior to the time trading closes on the New York Stock Exchange (currently 4:00 p.m. New York time, Monday through Friday), will redeem shares at the net asset value determined at that time. Redemption orders received in proper form by the Fund after the close of trading, or on a day when the New York Stock Exchange is not open for business, will redeem shares at the net asset value next determined. There is no charge for redemptions from the Fund other than possible charges for wiring redemption proceeds. You may also redeem your shares through a broker-dealer or other institution, who may charge you a fee for its services.

The Board of Trustees reserves the right to involuntarily redeem any account having a net asset value of less than $25,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30 days written notice. If the shareholder brings his account net asset value up to $25,000 or more during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to tax withholding.

If you are uncertain of the requirements for redemption, please contact the Fund, at 1-800-430-3863, or write to the address shown below.

Regular Mail Redemptions. Your request should be addressed to The Chesapeake Core Growth Fund, 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. Your request for redemption must include:

1) Your letter of instruction specifying the account number, and the number of shares or dollar amount to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
2)    Any required signature guarantees (see "Signature Guarantees" below); and
3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 10 days from the date of purchase or, if sooner, when the purchase payment is honored) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases the net asset value next determined after the receipt of the request for redemption will be used in processing the redemption. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"), (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to fairly determine the value of its assets, and (iii) for such other periods as the Commission may permit.

Telephone and Bank Wire Redemptions. The Fund offers shareholders the option of redeeming shares by telephone under certain limited conditions. The Fund will redeem shares when requested by the shareholder if, and only if, the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX#919-972-1908). The confirmation instructions must include:

1)    Shareholder name and account number;
2)    Number of shares or dollar amount to be redeemed;
3)    Instructions for transmittal of redemption  funds to the shareholder; and
4) Shareholder signature as it appears on the application then on file with the Fund.

The net asset value used in processing the redemption will be the net asset value next determined after the telephone request is received. Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. Shareholders can choose to have redemption proceeds mailed to them at their address of record, their bank, or to any other authorized person, or they can have the proceeds sent by bank wire to their bank ($5,000 minimum). Shares of the Fund may not be redeemed by wire on days on which the bank is not open for business. Shareholders can change redemption instructions anytime by filing a letter including new redemption instructions with the Fund. (See "Signature Guarantees" below.) The Fund reserves the right to restrict or cancel telephone and bank wire redemption privileges for shareholders, without notice, if the Fund believes it to be in the best interest of the shareholders to do so. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges by the Custodian for wire redemptions. The Custodian currently charges $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from the shareholder's account by redemption of shares in the account. The shareholder's bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Shareholders may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in the Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and, if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at current net asset value may establish a Systematic Withdrawal Plan to receive a monthly or quarterly check in a stated amount not less than $250. Each month or quarter as specified, the Fund will automatically redeem sufficient shares from the account to meet the specified withdrawal amount. Call or write the Fund for an application form. See the Statement of Additional Information for further details.

Signature Guarantees. To protect an account and the Fund from fraud, signature guarantees are required to authorize a change in registration, or standing instructions, for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or change exchange privileges or telephone redemption service other than through the initial account application, and (3) requests for redemptions in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange or association clearing agency, and must appear on the written request for redemption, establishment or change in exchange privileges, or change of registration.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Fund is a diversified series of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company organized as a Massachusetts business trust. The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers." The Board of Trustees of the Trust is primarily responsible for overseeing the conduct of the Trust's business. The Board of Trustees elects the officers of the Trust who are responsible for its and the Fund's day-to-day operations.

The Advisor. Subject to the authority of the Board of Trustees, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities, pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Trust.

The Advisor is registered under the Investment Advisors Act of 1940, as amended. Registration of the Advisor does not involve any supervision of management or investment practices or policies by the Securities and Exchange Commission. The Advisor, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. The Advisor currently serves as investment advisor to approximately $3.5 billion in assets. The Advisor has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to two other mutual funds, individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its formation. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

Under the Advisory Agreement with the Fund, the Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal period ended February 28, 1998, the Advisor voluntarily waived its entire investment advisory fee in the amount of $19,606 and voluntarily reimbursed a portion of the Fund's operating expenses in the amount of $8,432.

The Advisor supervises and implements the investment activities of the Fund, including making specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor under the Advisory Agreement is the selection of brokers and dealers through whom transactions in the Fund's portfolio investments will be effected. The Advisor attempts to obtain the best execution for all such transactions. If it is believed that more than one broker is able to provide the best execution, the Advisor will consider the receipt of quotations and other market services and of research, statistical and other data and the sale of shares of the Fund in selecting a broker. The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. Research services obtained through Fund brokerage transactions may be used by the Advisor for its other clients and, conversely, the Fund may benefit from research services obtained through the brokerage transactions of the Advisor's other clients. For further information, see "Investment Objective and Policies - Investment Transactions" in the Statement of Additional Information.

W. Whitfield Gardner and John L. Lewis, IV, principals of the Advisor and executive officers of the Trust, have been responsible for day-to-day management of the Fund's portfolio since its inception in 1997. They have been with the Advisor since its inception. Additional information about these gentlemen is set forth in the Statement of Additional Information under "Management of the Fund - Trustees and Officers."

The Administrator. The Trust has entered into an Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. Subject to the authority of the Board of Trustees, the services the Administrator provides to the Fund include coordinating and monitoring any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; and preparing, filing and distributing proxy materials, periodic reports to shareholders, registration statements and other documents. For its administrative services, the Administrator is entitled to receive from the Fund a fee based on the average daily net assets of the Fund, in addition to a base monthly fee for accounting and recordkeeping services. The Administrator also performs certain accounting and pricing services for the Fund as pricing agent, including the daily calculation of the Fund's net asset value, for which it receives certain charges and is reimbursed for out-of-pocket expenses.

The Administrator was incorporated as a North Carolina corporation in 1988. With its predecessors and affiliates, the Administrator has been operating as a financial services firm since 1985. Frank P. Meadows III is the firm's Managing Director and controlling shareholder.

The Transfer Agent. NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the authority of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Administrator, which has been approved by the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Fund is charged a recordkeeping fee based on the number of shareholders in the Fund and an annual fee for shareholder administration services.

The Transfer Agent, whose address is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, was established as a North Carolina limited liability company in 1997. John D. Marriott, Jr., is the firm's controlling member.

The Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as Custodian of the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, Administrator, and Transfer Agent, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust, including the Fund, will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

                                OTHER INFORMATION

Description of Shares. The Trust was organized as a Massachusetts business trust on August 12, 1992, under a Declaration of Trust. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to create an unlimited number of series of shares. The Board of Trustees may also classify and reclassify any unissued shares into one or more classes of shares. The Trust currently has the number of authorized series of shares, including the Fund, and classes of shares, described in the Statement of Additional Information under "Description of the Trust."

When issued, the shares of each series of the Trust, including the Fund, and each class of shares, will be fully paid, nonassessable and redeemable. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of a least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Custodian or by votes cast in person or by proxy at a meeting called for that purpose.

The Trust's shareholders will vote in the aggregate and not by series (fund) or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series, such as the Fund, include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability. See "Description of the Trust" in the Statement of Additional Information for further information about the Trust and its shares.

Reporting to Shareholders. The Fund will send to its shareholders Annual and Semi-Annual Reports; the financial statements appearing in Annual Reports for the Fund will be audited by independent accountants. In addition, the Fund will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding the Fund may be directed in writing to 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling 1-800-430-3863.

Calculation of Performance Data. From time to time the Fund may advertise its average annual total return. The "average annual total return" refers to the average annual compounded rates of return over 1-, 5-, and 10-year periods that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation assumes the reinvestment of all dividends and distributions, includes all recurring fees that are charged to all shareholder accounts and deducts all nonrecurring charges at the end of each period. If the Fund has been operating less than 1, 5 or 10 years, the time period during which the Fund has been operating is substituted.

In addition, the Fund may advertise other total return performance data other than average annual total return. This data shows as a percentage rate of return encompassing all elements of return (i.e. income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Such other total return data may be quoted for the same or different periods as those for which average annual total return is quoted. This data may consist of a cumulative percentage rate of return, actual year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods.

The total return of the Fund could be increased to the extent the Advisor may waive a portion of its fees or may reimburse a portion of the Fund's expenses. Total return figures are based on the historical performance of the Fund, show the performance of a hypothetical investment, and are not intended to indicate future performance. The Fund's quotations may from time to time be used in advertisements, sales literature, shareholder reports, or other communications. For further information, see "Additional Information on Performance" in the Statement of Additional Information.

________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND
                                 A No Load Fund
________________________________________________________________________________



                                   PROSPECTUS

                                  June 30, 1998

                         THE CHESAPEAKE CORE GROWTH FUND
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                    CUSTODIAN
                   First Union National Bank of North Carolina
                             Two First Union Center
                      Charlotte, North Carolina 28288-1151

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                               2500 One PPG Place
                       Pittsburgh, Pennsylvania 15222-5401

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                           THE CHESAPEAKE GROWTH FUND

                                  June 30, 1998

                                   A Series of
                         GARDNER LEWIS INVESTMENT TRUST
                    107 North Washington Street, Post Office
                                    Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863



                                                      Table of Contents

INVESTMENT OBJECTIVE AND POLICIES.......................................................................................  2
INVESTMENT LIMITATIONS..................................................................................................  4
NET ASSET VALUE.........................................................................................................  5
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................................................................  6
DESCRIPTION OF THE TRUST................................................................................................  7
ADDITIONAL INFORMATION CONCERNING TAXES.................................................................................  8
MANAGEMENT OF THE FUND..................................................................................................  9
SPECIAL SHAREHOLDER SERVICES............................................................................................ 13
ADDITIONAL INFORMATION ON PERFORMANCE................................................................................... 14
APPENDIX A - DESCRIPTION OF RATINGS..................................................................................... 17
ANNUAL REPORT OF THE FUND FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998..............................................ATTACHED



This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus for the Institutional, Super-Institutional, and Investor Shares of The Chesapeake Fund (the "Fund"), each dated the same date as this Additional Statement, and is incorporated by reference in its entirety into each Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectuses may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. This Additional Statement is not a prospectus but is incorporated by reference in each Prospectus in its entirety. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectuses for each Class of Shares of the Fund. The Fund, organized in 1994, has no prior operating history.

Additional  Information  on  Fund  Instruments.   Attached  to  this  Additional
Statement is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest.

Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended February 28, 1998, the Fund participated in a brokerage/service arrangement with Ernst and Company, of New York, New York. During such year such firm received $71,370 in brokerage commissions from the Fund and paid $26,313 of the Fund's operating expenses. There can be no assurance that such arrangement will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal year ended February 28, 1998, February 28, 1997, and February 29, 1996, the Fund paid brokerage commissions of $574,295, $686,397, and $226,947, respectively.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest more than 10% of the value of its total assets in foreign securities or sponsored American Depository Receipts ("ADRs");

(4) Invest in the securities of any issuer if any of the officers or Trustees of the Trust or its Investment Advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(5) Invest for the purpose of exercising control or management of another issuer;

(6) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration leases or development programs, except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(8) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(9) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);

(12) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets will be invested in such securities;

(13) Issue senior securities, borrow money or pledge its assets;

(14) Write, purchase, or sell puts, calls, warrants, or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; or

(15) Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

While the Fund has reserved the right to make short sales "against the box" (limitation number 9, above), the Advisor has no present intention of engaging in such transactions at this time or during the coming year.


                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Board of Trustees approves such allocation. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The net asset value per share of each Class of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange generally recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the Fund's net asset value will not be determined.

For the fiscal year ended February 28, 1998, the total expenses of the Fund (after expense reductions of $26,313 paid by a broker pursuant to a brokerage/service arrangement with the Fund and the waiver of $25,000 of shareholder administration fees) were $3,164,112 (1.04%, 1.16%, 1.52%, 3.05%, and 2.18% of the average daily net assets of the Fund's Super-Institutional, Institutional, Series A Shares, Series C Shares, and Series D Shares, respectively). For the fiscal year ended February 28, 1997, the total expenses of the Fund (after expense reductions of $21,927 paid by a broker pursuant to a brokerage/services arrangement with the Fund) were $2,561,976 (1.04%, 1.22%,
1.53%, 2.33%, and 2.01% of the average daily net assets of the Fund's Super-Institutional, Institutional, Series A Shares, Series C Shares, and Series D Shares, respectively). For the fiscal year ended February 29, 1996, the total expenses of the Fund after fee waivers were $993,279 (1.49%, 1.71%, 2.18%, and 1.73% of the average daily net assets of the Fund's Institutional Shares, Series A Shares, Series C Shares, and Series D Shares, respectively). Super-Institutional Shares of the Fund were not authorized for issuance during the fiscal year ended February 29, 1996.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge generally for the Investor Shares. Capital Investment Group, Inc. (the "Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Investor Shares, along with the information on current purchases, rights of accumulation, and letters of intent. See "How Shares May Be Purchased" in the Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution (the "Plan") for each Series of the Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "How Shares May Be Purchased - Distribution Plan" in the Prospectus). Under the Plan the Fund may expend a percentage of the Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trust's Board of Trustees has approved the category of expenses for which payment is being made. This percentage is up to 0.25%, 0.50%, and 0.75% of the average net assets of the
Series A, Series D, and Series C Investor Shares, respectively. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Board of Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Board of Trustees has made such a determination for the current year of operations under the Plan. The Plan, the Distribution Agreement and the Dealer Agreement with any broker/dealers may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or, with respect to a particular Series of the Investor Shares, by a majority vote of the Investor Shares' outstanding voting stock relating to that particular Series. Any amendment materially increasing the maximum percentage payable under the Plan, with respect to a particular Series of the Investor Shares, must likewise be approved by a majority vote of the Investor Shares' outstanding voting stock relating to that particular Series, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

For the fiscal year ended February 28, 1998, the Fund incurred $101,946, $41,669, and $62,905 for costs in connection with the Plan under Rule 12b-1, with respect to the Series A, Series C, and Series D Investor Shares, respectively. Such costs were spent primarily on compensation to sales personnel for sale of Investor Shares and servicing of shareholder accounts for Investor Shares, with a small portion spent on miscellaneous costs incurred in connection with distribution of the Fund.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares may be Redeemed," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on August 12, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Aggressive Growth Fund, and the Chesapeake Core Growth Fund, all managed by the Advisor. The shares of The Chesapeake Aggressive Growth Fund and the Chesapeake Core Growth Fund are all of one class; the shares of the Fund are divided into five classes (Institutional Shares, Super-Institutional Shares, and Series A, Series C, and Series D Investor Shares). The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:



Name, Age*, Position(s)                               Principal Occupation(s)
and Address                                           During Past 5 Years

Jack E. Brinson, 65                                   President, Brinson Investment Co. (personal investments)
Trustee                                               President, Brinson Chevrolet, Inc.  (auto dealership)
1105 Panola Street                                    Tarboro, North Carolina
Tarboro, North Carolina  27886

W. Whitfield Gardner, 35                              Chairman and Executive Officer
Trustee**                                             Gardner Lewis Asset Management (Advisor to the Chesapeake Funds)
Chief Executive Officer                               Chadds Ford, Pennsylvania
The Chesapeake Funds
285 Wilmington - West Chester Pike
Chadds Ford, Pennsylvania  19317

Stephen J. Kneeley, 35                                Chief Operating Officer
Trustee                                               Turner Investment Partners (investment manager)
1235 Westlakes Drive                                  Berwyn, Pennsylvania
Suite 350
Berwyn, Pennsylvania  19312

John L. Lewis, IV, 34                                 President
President                                             Gardner Lewis Asset Management (Advisor to the Chesapeake Funds)
The Chesapeake Funds                                  Chadds Ford, Pennsylvania
285 Wilmington - West Chester Pike
Chadds Ford, Pennsylvania  19317

Julian G. Winters, 29                                 Legal and Compliance Director
Treasurer and Assistant Secretary                     The Nottingham Company
105 North Washington Street                           Rocky Mount, North Carolina  (Administrator to the Chesapeake
Rocky Mount, North Carolina  27802                    Funds), since 1996; previously Operations Manager, Tar Heel Med, Nashville,NC

C. Frank Watson III, 27                               Vice President
Secretary and Assistant Treasurer                     The Nottingham Company
105 North Washington Street                           Rocky Mount, North Carolina (Administrator to the Chesapeake
Rocky Mount, North Carolina  27802                    Funds)

William D. Zantzinger, 36                             Director of Trading
Vice President                                        Gardner Lewis Asset Management (Advisor to the Chesapeake Funds)
The Chesapeake Funds                                  Chadds Ford, Pennsylvania
285 Wilmington - West Chester Pike
Chadds Ford, Pennsylvania  19317
-------------------------------

*   As of May 1, 1997

** Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his position with the Advisor to the Trust.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year plus $400 per series of the Trust per meeting attended in person and $150 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                                                     Compensation Table



                                                    Pension                                    Total
                                                  Retirement                               Compensation
                           Aggregate               Benefits              Estimated           from the
                         Compensation             Accrued As              Annual               Trust
Name of Person,            from the              Part of Fund          Benefits Upon          Paid to
Position                    Trust                  Expenses             Retirement            Trustees
--------------------    -------------             ------------       ----------------       -----------
Jack E. Brinson             $9,400                   None                  None                $9,400
Trustee

W. Whitfield Gardner         None                    None                  None                 None
Trustee

Stephen J. Kneeley          $9,900                   None                  None                $9,900
Trustee

Figures are for the calendar year ended December 31, 1996.

Principal Holders of Voting Securities. As of June 8, 1998, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Class of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of a Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of June 8, 1998.


     Name and Address of                           Amount and Nature of                                         Percent
     Beneficial Owner                              Beneficial Ownership*                                        of Class

     INSTITUTIONAL SHARES

     Crestar Bank Custodian FBO                        710,223.050 Shares                                       13.660%
     Carpenter Co. Profit Sharing Plan
     P.O. Box 26665
     Richmond, Virginia  23267

     Norwest Bank Minnesota, N.A., Trustee             488,595.580 Shares                                       9.398%
     FBO COBANK ACB Retirement Plan
     P. O. Box 1533
     Minneapolis, Minnesota  55480

                                                   SERIES A INVESTOR SHARES

     Charles Schwab & Company, Inc.                    246,263.458 Shares                                       10.645%
     Custody Account FBO Customers                     116,574.985 Shares                                        5.039%
     101 Montgomery Street
     San Francisco, CA  94104

     SUPER-INSTITUTIONAL SHARES

     Ohio School                                     6,599,065.304 Shares                                        100.00%**
     Employee Retirement System
     45 North 4th Street
     Columbus, OH  43214-3634


* The shares  indicated  are believed by the Fund to be owned both of record and
beneficially,   except  as  indicated  above.

** Pursuant to applicable SEC regulations, this shareholder is deemed to control the indicated Class of Shares of the Fund.

Investment Advisor. Information about Gardner Lewis Asset Management, Chadds Ford, Pennsylvania (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 1998, the Advisor received its fee in the amount of $2,532,147. For the fiscal year ended February 28, 1997, the Advisor received its fee in the amount of $1,940,587. The Advisor voluntarily waived a portion of its fee for the fiscal year ended February 29, 1996. The total fees waived amounted to $98,808 (the Advisor received $545,139 of its fee).

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets of each Class of Investor and Institutional Shares of the Fund for general administration services. In addition, the Administrator currently receives a base monthly fee of $1,750 for each Class of Investor and Institutional Shares for accounting and recordkeeping services for such Classes of Shares of the Fund. The Administrator also receives a fee at the annual rate of 0.015% of the average daily net assets of each Class of Shares of the Fund for shareholder administration services. This fee is paid to the Transfer Agent. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. The Administrator charges a minimum fee of $3,000 per month for all of its fees for the Fund taken in the aggregate, analyzed monthly. For services to the Fund for the fiscal year ended February 28, 1998, February 28, 1997, and February 29, 1996, the Administrator received aggregate administration fees of $183,081 (waiving $25,000 of shareholder administration fees), $146,824, and $65,947, respectively. For such fiscal years, the Administrator received $84,000, $84,000, and $78,750, respectively, for accounting and recordkeeping services.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

With the approval of the Trust, the Administrator has contracted with North Carolina Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days prior written notice to the other party.

For the fiscal year ended February 28, 1998, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $52,735, from which the Distributor retained sales charges of $5,616. For the fiscal year ended February 28, 1997, the aggregate dollar amount of sales charges paid on the sale of Fund shares was $110,001, from which the Distributor retained sales charges of $8,836. For the fiscal year ended February 29, 1996, the aggregate dollar amount of sales charges paid on the sale of Fund shares was $709,015, from which the Distributor retained sales charges of $55,149.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and will audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this Additional Statement whenever it is requested by a shareholder or prospective investor.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan (Investor and Institutional Shares Only). The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan (Investor and Institutional Shares Only). Shareholders owning shares with a value of $10,000 or more ($1,000,000 or more for holders of Institutional Shares) may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund.
Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                           The Chesapeake Growth Fund
                   [Investor Shares] or [Institutional Shares]
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =       average annual total return.

                 ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

                 P = hypothetical initial payment of $1,000 from which the maximum sales load is deducted.

                 n = period covered by the computation, expressed in terms of years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total return for the Institutional Shares of the Fund for the year ended February 28, 1998, the three years ended February 28, 1998, and since inception (April 6, 1994 to February 28, 1998) was 25.25%, 22.24%, and 20.39%,
respectively. The cumulative total return for the Institutional Shares of the Fund since inception through February 28, 1998, was 106.24%.

The average annual total return for the Series A, Series C, and Series D Investor Shares of the Fund for the year ended February 28, 1998, was 21.06%, 22.95%, and 22.20%, respectively. The average annual total return for the Series A, Series C, and Series D Investor Shares of the Fund since inception (April 7, 1995 to February 28, 1998) was 19.66%, 19.73%, and 19.79%, respectively. Without reflecting the effects of the maximum sales load, the average annual total return for the Series A and Series D Investor Shares of the Fund for the year ended February 28, 1998, was 24.80% and 24.06%, respectively. Without reflecting the effects of the maximum sales load, the average annual total return for the Series A and Series D Investor Shares of the Fund since inception (April 7, 1995 to February 28, 1998) was 20.92% and 20.42%, respectively. The cumulative total return for the Series A, Series C, and Series D Investor Shares of the Fund since inception through February 28, 1998, was 68.24%, 68.55%, and 68.78%, respectively. Without reflecting the effects of the maximum sales load, the cumulative total return for the Series A and Series D Investor Shares of the Fund since inception through February 28, 1998, was 73.45% and 71.35%, respectively.

The Fund may also quote the performance of the Series A Investor Shares of the Fund from the original inception of the Fund on April 6, 1994, as opposed to the inception of the class of Series A Investor Shares on April 7, 1995. Under such circumstances, historical performance of the Series A Shares will be calculated by using the performance of the original class of the Fund (now called the Institutional Shares) from inception on April 6, 1994, until the date of issuance of the class of Series A Shares on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. Calculated in this manner, the average annual return of the Series A Shares of the Fund since inception through February 28, 1998, with and without reflecting the effects of the maximum sales load, was 19.19% and 20.13%, respectively, and the cumulative total return of the Series A Shares of the Fund since inception through February 28, 1998, with and without reflecting the effects of the maximum sales load, was 98.36% and 104.50%, respectively.

The average annual total return for the Super-Institutional Shares of the Fund for the year ended February 28, 1998 and since inception (June 12, 1996 to February 28, 1998) was 25.40% and 17.36%, respectively. The cumulative total return for the Super-Institutional Shares of the Fund through February 28, 1998 was 31.53%.

These performance quotations should not be considered representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of small captialization companies that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS


The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment Grade-Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the fund may invest in money market or repurchase agreement instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

     MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

     BBB - Bonds rated BBB have  below-average  protection factors but are still
     considered  sufficient  for  prudent  investment.   There  is  considerable
     variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

     AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

     F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

     F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

  ------------------------------------------------------------------------------


                           THE CHESAPEAKE GROWTH FUND


  ------------------------------------------------------------------------------




                 a series of the Gardner Lewis Investment Trust






                               Annual Report 1998


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Institutional Class closed the first quarter with a gain of 13.3%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                         John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series A closed the first quarter with a gain of 13.2%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series C closed the first quarter with a gain of 12.7%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                                 John L. Lewis, IV

April 1, 1998



Dear Shareholder:

         The Chesapeake Growth Fund Series D closed the first quarter with a gain of 13.0%. This gain compares to gains of 13.9%, 11.5%, and 10.1% for the S&P 500, Nasdaq Industrials, and Russell 2000, respectively. This certainly is a great way to start the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out the market's inefficiencies. As it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many lesser known but fundamentally sound companies, despite little or no exposure to the region, had suffered stock price compression as money fled to the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at large companies. This has occurred despite the fact that those smaller typically have far less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. Its significance is best demonstrated by looking at the Nasdaq which has the broadest range of company sizes. Its largest capitalization quintile, dominated by the likes of Microsoft and Intel is the only one to have had a positive return since the index's peak in October of 1997. The smallest quintile was still behind by almost 13%. It is no wonder that through February two-thirds of Nasdaq companies were trading below their October levels.

         The effect of these large cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. These flows are fueled both by the continued movement toward indexation and the stronger relative performance of these larger companies. Thus, in a sense, gains in this segment have been self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. Instead, we as fundamentalists rely on the quality and value of each individual investment that we make. We would not want money flows to be the prop for our stock prices. And, our strong gains so far this year demonstrate that individual companies can and will appreciate despite significant money flow to other areas.

         This having been said, preliminary data suggests March to be an entirely different picture. It appears as though flows to funds investing in large companies have been sluggish while flows to those investing down cap have risen dramatically. In addition, many active large cap managers have grown increasingly uncomfortable with the prices of companies in their universe and those with enough latitude to do so have begun to look down cap as well. These facts coupled with the recognition of their superior valuation characteristics, to be evidenced by coming quarterly earnings announcements, could be all that the smaller and mid capitalization names need to once again lead in performance.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies continue to grow in excess of 35% and sell at about 17 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at less than half their growth rates while the S&P is selling at more than twice its growth rate.
Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         Many exciting advancements and changes are taking place. As just one example, a typical doctor's office doesn't look any different today than it did perhaps twenty-five years ago, excepting its current absence of shag carpet. But, a look into the guts of forward thinking medical practices reveals an industry undergoing tremendous change. Thus the opportunity is ripe for the fundamental investor. In order to compete in an environment of cost containment, doctors are faced with the dilemma of delivering quality medical care at lower cost. Public companies have been born of physicians' practices consolidating into organizations yielding overhead synergies, multi-specialty synergies, and higher patient throughputs. Public companies have sprung up to provide industry specific software aimed at facilitating the overwhelming paper pushing burden. And, management of resources from nursing staffs to medical supplies is being outsourced to public companies eager to administer a doctor's entire practice. The point is that many practices are now being run as efficient businesses built on the best possible service at the most reasonable price, a model that will allow both the forward looking physician and the patient community to win.

         In coming quarters, we will continue our discovery and culling process, always attempting to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

Have a pleasant Spring!

Sincerely,



W. Whitfield Gardner                             John L. Lewis, IV

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                  Performance Update - $50,000,000 Investment

For the period from June 12, 1996 (commencement of operations) to February 28, 1998

                 Chesapeake Fund
                 Super Inst             S&P 500                 NASDAQ
                 Shares                 Total Return            Ind Index

  6/12/96        50,000,000.00          50,000,000.00           50,000,000.00
  6/30/96        46,361,880.00          50,145,489.00           47,710,503.00
  7/31/96        42,144,237.00          47,929,797.00           42,422,054.00
  8/31/96        44,816,484.00          48,940,746.00           45,188,818.00
  9/30/96        48,744,366.00          51,695,941.00           47,647,561.00
 10/31/96        48,776,561.00          53,121,406.00           46,327,320.00
 11/30/96        51,513,200.00          56,981,759.00           48,033,613.00
 12/31/96        51,191,243.00          56,004,738.00           47,786,797.00
  1/31/97        53,509,337.00          59,503,381.00           49,921,942.00
  2/28/97        52,446,877.00          59,969,752.00           47,256,720.00
  3/31/97        50,096,587.00          57,506,785.66           43,899,542.55
  4/30/97        50,096,587.00          60,938,721.99           43,006,837.88
  5/31/97        55,730,844.00          64,648,985.60           48,958,650.86
  6/30/97        58,338,699.00          67,545,544.46           51,065,308.56
  7/31/97        64,037,347.00          72,920,021.16           54,440,546.36
  8/31/97        64,713,458.00          68,834,820.81           55,463,314.83
  9/30/97        68,963,297.00          72,604,315.22           59,414,809.79
 10/31/97        63,650,998.00          70,179,877.63           54,825,038.09
 11/30/97        62,649,033.00          73,428,370.98           54,059,331.06
 12/31/97        59,164,455.00          74,689,469.57           52,813,061.74
  1/31/98        59,861,371.00          75,916,639.83           52,468,682.33
  2/28/98        65,766,812.00          80,962,184.29           56,725,008.09


This graph depicts the performance of The Chesapeake Growth Fund Super-Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

---------------------------------------------------

       Since Inception              One Year

---------------------------------------------------
           17.36%                    25.40%

---------------------------------------------------

The graph assumes an initial $50,000,000 investment at June 12, 1996. All dividends and distributions are reinvested.

At February 28, 1998, the Super-Institutional Shares of the Fund would have grown to $65,766,812 - total investment return of 31.53% since June 12, 1996.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have been worth $56,725,008 - total investment return of 13.45%; while a similar investment in the S&P 500 Total Return Index would have grown to $80,962,184 total investment return of 61.92% since June 12, 1996.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND

                              Institutional Shares

                   Performance Update - $1,000,000 Investment

For the period from April 6,1994  (commencement  of  operations) to February 28,
1998


                     Chesapeake           S&P 500            NASDAQ
                     Institutional        Total Return       Industrial
                     Shares               Index              Index

4/6/94               1,000,000.00         1,000,000.00       1,000,000.00
5/31/94              1,013,000.00         1,023,703.00         947,950.00
8/31/94              1,058,200.00         1,073,692.00         979,838.00
11/31/94             1,081,100.00         1,031,962.00         961,061.00
2/28/95              1,128,600.00         1,116,296.00         988,000.00
5/31/95              1,247,000.00         1,230,372.00       1,053,310.00
8/31/95              1,535,000.00         1,303,973.00       1,226,306.00
11/30/95             1,467,366.00         1,413,574.18       1,240,874.00
2/29/96              1,463,316.00         1,503,656.41       1,287,605.00
5/31/96              1,571,672.00         1,580,240.85       1,516,725.00
8/31/96              1,408,631.00         1,548,169.98       1,347,959.00
11/30/96             1,618,255.00         1,802,535.84       1,432,818.00
2/28/97              1,646,610.00         1,897,056.68       1,409,644.00
5/31/97              1,748,889.93         2,045,077.49       1,460,157.90
8/31/97              2,030,413.61         2,177,490.36       1,654,155.00
11/30/97             1,965,453.51         2,322,800.70       1,612,282.16
2/28/98              2,062,398.96         2,561,122.03       1,691,784.13


This graph depicts the performance of The Chesapeake Growth Fund Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

------------------------------------------------------

 Since Inception       One Year        Three Years

------------------------------------------------------

      20.39%            25.25%           22.24%

------------------------------------------------------

The graph assumes an initial $1,000,000 investment at April 6, 1994. All dividends and distributions are reinvested.

At February 28, 1998, the Institutional Shares of the Fund would have grown to $2,062,399 - total investment return of 106.24% since April 6, 1994.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $1,691,784 - total investment return of 69.18%; while a similar investment in the S&P 500 Total Return Index would have grown to $2,561,122 - total investment return of 156.11% since April 6, 1994.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series A Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998

                    Chesapeake Fund      NASDAQ             S&P 500
                    Series A             Ind Index          Total Return Index

4/7/95              24,250.00            25,000.00          25,000.00
5/31/95             25,628.00            25,834.00          26,443.00
8/31/95             31,572.00            30,077.00          28,025.00
11/30/95            30,140.00            30,434.00          32,020.00
2/29/96             30,036.00            31,580.00          33,109.00
5/31/96             32,244.00            37,200.00          33,963.00
8/31/96             28,890.00            33,061.00          33,274.00
11/31/96            33,139.00            35,142.00          38,741.00
2/28/97             33,702.00            34,574.00          40,772.00
5/31/97             35,784.79            35,812.53          43,983.30
8/31/97             41,492.03            40,570.59          46,799.15
11/31/97            40,136.35            39,543.60          49,922.20
2/28/98             42,061.19            41,493.50          55,044.26


This graph depicts the performance of The Chesapeake Growth Fund Series A Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

--------------------------------------------------------------

                       Since Inception         One Year

--------------------------------------------------------------

   No Sales Load            20.92%              24.80%

--------------------------------------------------------------

With 3.0% Sales Load        19.66%              21.06%

--------------------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995 ($24,250 after maximum sales load of 3%). All dividends and distributions are reinvested.

At February 28, 1998, the Series A Investor Shares of the Fund would have grown to $42,061 - total investment return of 68.24% since April 7, 1995. Without the deduction of the 3% maximum sales load, the Series A Investor Shares of the Fund would have grown to $43,362 - total investment return of 73.45% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,494 - total investment return of 65.97%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series C Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998


                    Chesapeake Fund      NASDAQ             S&P 500
                    Serties C            Ind Index          Total Return Index


4/7/95              25,000.00            25,000.00          25,000.00
5/31/95             26,421.00            25,834.00          26,443.00
8/31/95             32,528.00            30,077.00          28,025.00
11/30/95            30,966.00            30,434.00          32,020.00
2/29/96             30,794.00            31,580.00          33,109.00
5/31/96             33,028.00            37,200.00          33,963.00
8/31/96             29,506.00            33,061.00          33,274.00
11/30/96            33,779.00            35,142.00          38,741.00
2/28/97             34,273.00            34,574.00          40,772.00
5/31/97             36,291.80            35,812.53          43,983.30
8/31/97             41,982.53            40,570.59          46,799.15
11/31/97            40,367.70            39,543.60          49,922.20
2/28/98             42,137.78            41,493.50          55,044.26


This graph depicts the performance of The Chesapeake Growth Fund Series C Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Annualized Total Return


--------------------------------------------------

               Since Inception        One Year

--------------------------------------------------

NO SALES LOAD         19.73%            22.95%

--------------------------------------------------

The graph assumes an initial $25,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At February 28, 1998, the Series C Investor Shares of the Fund would have grown to $42,138 - total investment return of 68.55% since April 7, 1995.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,494 - total investment return of 65.79%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series D Investor Shares

                    Performance Update - $25,000 Investment

For the period from April 7,1995  (commencement  of  operations) to February 28,
1998

                    Chesapeake Fund      NASDAQ             S&P 500
                    Series A             Ind Index          Total Return Index

4/7/95              24,625.00            25,000.00          25,000.00
5/31/95             26,045.00            25,834.00          26,443.00
8/31/95             32,040.00            30,077.00          28,025.00
11/30/95            30,606.00            30,434.00          32,020.00
2/29/96             30,479.00            31,580.00          33,109.00
5/31/96             32,700.00            37,200.00          33,963.00
8/31/96             29,231.00            33,061.00          33,274.00
11/30/96            33,504.00            35,142.00          38,741.00
2/28/97             34,012.00            34,574.00          40,772.00
5/31/97             36,084.35            35,812.53          43,983.30
8/31/97             41,795.24            40,570.59          46,799.15
11/31/97            40,310.49            39,543.60          49,922.20
2/28/98             42,195.51            41,493.50          55,044.26

This graph depicts the performance of The Chesapeake Growth Fund Series D Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Annualized Total Return

--------------------------------------------------------------

                       Since Inception         One Year

--------------------------------------------------------------

   No Sales Load            20.42%              24.06%

--------------------------------------------------------------

With 1.5% Sales Load        19.79%              22.20%

---------------------------------------------------------------


The graph assumes an initial $25,000 investment at April 7, 1995 ($24,625 after maximum sales load of 1.5%). All dividends and distributions are reinvested.

At February 28, 1998, the Series D Investor Shares of the Fund would have grown to $42,195.51 - total investment return of 68.78% since April 7, 1995. Without the deduction of the 1.5% maximum sales load, the Series D Investor Shares of the Fund would have grown to $42,838.08 - total investment return of 71.35% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1998, a similar investment in the NASDAQ Industrials Index would have grown to $41,493.50 - total investment return of 65.79%; while a similar investment in the S&P 500 Total Return Index would have grown to $55,044.26 - total investment return of 120.18% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.02%

       Aerospace & Defense - 1.85%
        (a) BE Aerospace, Inc. ...................................................                   77,400              $ 2,278,462
        (a) Gulfstream Aerospace Corporation .....................................                   65,900                2,668,950
                                                                                                                         -----------
                                                                                                                           4,947,412
                                                                                                                         -----------
       Apparel Manufacturing - 8.29%
        (a) Jones Apparel Group, Inc. ............................................                  191,100               10,486,613
            Liz Claiborne, Inc. ..................................................                   79,200                3,960,000
        (a) Nautica Enterprises, Inc. ............................................                  154,700                4,457,294
            The Warnaco Group, Inc. ..............................................                   89,300                3,315,263
                                                                                                                         -----------
                                                                                                                          22,219,170
                                                                                                                         -----------
       Auto Parts - Replacement Equipment - 2.02%
            Federal-Mogul Corporation ............................................                  110,500                5,421,406
                                                                                                                         -----------

       Commercial Services - 1.08%
        (a) CORESTAFF, Inc. ......................................................                   93,000                2,900,438
                                                                                                                         -----------

       Computers - 9.51%
        (a) Adaptec, Inc. ........................................................                  175,300                4,634,493
            Compaq Computer Corporation ..........................................                   97,240                3,129,913
        (a) EMC Corporation ......................................................                  294,700               11,106,506
        (a) Quantum Corporation ..................................................                   76,900                1,932,113
        (a) Sun Microsystems, Inc. ...............................................                   98,100                4,672,013
                                                                                                                         -----------
                                                                                                                          25,475,038
                                                                                                                         -----------
       Computer Software & Services - 6.52%
        (a) BMC Software, Inc. ...................................................                   41,400                3,167,100
        (a) Cadence Design Systems, Inc. .........................................                   78,400                2,739,100
        (a) Ceridian Corporation .................................................                   75,500                3,515,468
        (a) Structural Dynamics Research Corporation .............................                  116,500                3,349,375
        (a) Symantec Corporation .................................................                  103,200                2,599,350
            System Software Associates, Inc. .....................................                  283,900                2,111,506
                                                                                                                         -----------
                                                                                                                          17,481,899
                                                                                                                         -----------
       Electronics - 1.96%
        (a) SCI Systems, Inc. ....................................................                   58,200                2,619,000
        (a) The DII Group, Inc. ..................................................                   99,500                2,636,750
                                                                                                                         -----------
                                                                                                                           5,255,750
                                                                                                                         -----------
       Electronics - Semiconductor - 4.04%
        (a) Kulicke and Soffa Industries, Inc. ...................................                   62,100                1,723,275
        (a) LSI Logic Corporation ................................................                   47,800                1,132,262
        (a) National Semiconductor Corporation ...................................                   60,900                1,453,987



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Electronics - Semiconductor - (Continued)
        (a) Novellus Systems, Inc. .................................................                  29,800             $ 1,428,537
        (a) Teradyne, Inc. .........................................................                 108,000               5,096,250
                                                                                                                         -----------
                                                                                                                          10,834,311
                                                                                                                         -----------
       Entertainment - 1.10%
        (a) Signature Resorts, Inc. ................................................                 142,250               2,951,688
                                                                                                                         -----------

       Environmental Control - 1.44%
        (a) USA Waste Services, Inc. ...............................................                  93,000               3,871,125
                                                                                                                         -----------

       Food - Wholesale - 0.87%
        (a) Keebler Foods Company ..................................................                  74,200               2,328,025
                                                                                                                         -----------

       Foreign Securities - 2.73%
            ECI Telecommunications Limited .........................................                 118,900               3,455,531
        (a) Petroleum Geo-Services - ADR ...........................................                  67,700               3,841,975
                                                                                                                         -----------
                                                                                                                           7,297,506
                                                                                                                         -----------
       Insurance - Multiline - 1.54%
            Allmerica Financial Corporation ........................................                  67,200               4,132,800
                                                                                                                         -----------

       Machine - Diversified - 1.00%
        (a) Coltec Industries, Inc. ................................................                 103,100               2,687,043
                                                                                                                         -----------

       Marketing Information Services - 1.21%
            Cognizant Corporation ..................................................                  64,900               3,240,944
                                                                                                                         -----------

       Medical - Hospital Management & Services - 8.19%
        (a) Genesis Health Ventures, Inc. ..........................................                  94,100               2,728,900
        (a) HEALTHSOUTH Corporation ................................................                  94,800               2,565,525
            Integrated Health Services, Inc. .......................................                 112,300               3,811,181
        (a) PhyCor, Inc. ...........................................................                 110,400               2,839,344
            Tenet Healthcare Corporation ...........................................                 127,100               4,742,419
            United Healthcare Corporation ..........................................                  86,600               5,255,538
                                                                                                                         -----------
                                                                                                                          21,942,907
                                                                                                                         -----------
       Medical Supplies - 1.77%
            Biomet, Inc. ...........................................................                 159,300               4,749,131
                                                                                                                         -----------

       Office & Business Equipment - 1.45%
        (a) U.S. Office Products Company ...........................................                 209,900               3,883,150
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Oil & Gas - Equipment & Services - 6.30%
        (a) BJ Services Company ................................................                    80,600               $ 2,770,625
        (a) Global Industries Ltd. .............................................                   237,600                 4,098,600
        (a) Pride International, Inc. ..........................................                    94,800                 2,162,625
        (a) Rowan Companies, Inc. ..............................................                    99,100                 2,793,381
            Transocean Offshore Inc. ...........................................                    32,100                 1,392,337
        (a) Varco International, Inc. ..........................................                   147,100                 3,659,113
                                                                                                                         -----------
                                                                                                                          16,876,681
                                                                                                                         -----------
       Oil & Gas - Exploration - 0.96%
        (a) J. Ray McDermott, S.A ..............................................                    60,500                 2,571,250
                                                                                                                         -----------

       Pharmaceuticals - 5.31%
        (a) Forest Laboratories, Inc. ..........................................                    65,400                 4,091,588
            Jones Medical Industries, Inc. .....................................                    96,600                 3,586,275
            Mylan Laboratories Inc. ............................................                   200,900                 4,093,338
        (a) Watson Pharmeuticals, Inc. .........................................                    68,600                 2,461,025
                                                                                                                         -----------
                                                                                                                          14,232,226
                                                                                                                         -----------
       Restaurants & Food Service - 1.28%
            CKE Restaurants, Inc. ..............................................                    81,070                 3,440,408
                                                                                                                         -----------

       Retail - Automotive Parts - 1.46%
        (a) AutoZone, Inc. .....................................................                   129,100                 3,905,275
                                                                                                                         -----------

       Retail - Department Stores - 4.96%
        (a) Consolidated Stores Corporation ....................................                    67,156                 2,761,791
        (a) Fred Meyer, Inc. ...................................................                   149,200                 6,630,075
        (a) Proffitt's, Inc. ...................................................                   114,800                 3,888,850
                                                                                                                         -----------
                                                                                                                          13,280,716
                                                                                                                         -----------
       Retail - Grocery - 0.98%
            American Stores Company ............................................                   104,400                 2,629,575
                                                                                                                         -----------

       Retail - Specialty Line - 2.93%
        (a) Borders Group, Inc. ................................................                    80,300                 2,674,993
        (a) Cole National Corporation ..........................................                    82,000                 2,752,125
            Heilig-Meyers Company ..............................................                   156,300                 2,422,650
                                                                                                                         -----------
                                                                                                                           7,849,768
                                                                                                                         -----------
       Shoes - Leather - 2.67%
        (a) Nine West Group Inc. ...............................................                    92,100                 2,532,750
            Wolverine World Wide, Inc. .........................................                   164,400                 4,623,750
                                                                                                                         -----------
                                                                                                                           7,156,500
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

       Telecommunications - 2.49%
        (a) DSP Communications, Inc. ..............................................                 127,400           $   2,253,387
        (a) Premiere Technologies, Inc. ...........................................                  87,400               2,742,175
        (a) Tel-Save Holdings, Inc. ...............................................                  60,500               1,675,094
                                                                                                                      -------------
                                                                                                                          6,670,656
                                                                                                                      -------------
       Telecommunications Equipment - 3.29%
        (a) Cable Design Technologies .............................................                  92,550               2,689,734
        (a) DSC Communications Corporation ........................................                  96,500               1,893,813
        (a) General Cable Corporation .............................................                 102,200               4,234,913
                                                                                                                      -------------
                                                                                                                          8,818,460
                                                                                                                      -------------
       Textiles - 0.99%
        (a) Mohawk Industries, Inc. ...............................................                 101,500               2,664,375
                                                                                                                      -------------

       Transportation - Air - 1.74%
            Airborne Freight Corporation ..........................................                  66,800               2,417,325
            Comair Holdings, Inc. .................................................                  84,800               2,257,800
                                                                                                                      -------------
                                                                                                                          4,675,125
                                                                                                                      -------------
       Utilities - Electric - 2.31%
        (a) CalEnergy Company, Inc. ...............................................                 231,000               6,193,687
                                                                                                                      -------------

       Utilities - Telecommunications - 2.41%
        (a) WorldCom, Inc. ........................................................                 169,400               6,468,963
                                                                                                                      -------------

       Utilities - Water - 1.37%
        (a) US Filter Corporation .................................................                 108,100               3,668,644
                                                                                                                      -------------

            Total Common Stocks (Cost $210,637,903) ...............................                                     262,722,052
                                                                                                                      -------------

INVESTMENT COMPANY - 2.89%

       Evergreen Money Market Treasury Institutional Money ........................               7,727,137               7,727,137
                                                                                                                      -------------
            Market Fund Institutional Service Shares
            (Cost $7,727,137)

Total Value of Investments (Cost $218,365,040 (b)) ................................                 100.91%           $ 270,449,189
Liabilities In Excess of Other Assets .............................................                  (0.91)%             (2,432,264)
                                                                                              -------------           -------------
       Net Assets .................................................................                  100.00%          $ 268,016,925
                                                                                              =============           =============


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is $218,737,760.  Unrealized appreciation  (depreciation) of investments for federal income tax purposes is as follows:



            Unrealized appreciation                                                                               $63,211,317
            Unrealized depreciation                                                                               (11,499,888)
                                                                                                              ----------------

                            Net unrealized appreciation                                                           $51,711,429
                                                                                                              ================


       The following acronym is used in this portfolio:

            ADR - American Depository Receipt




See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1998


ASSETS
       Investments, at value (cost $218,365,040) .......................................................                $270,449,189
       Income receivable ...............................................................................                      82,503
       Receivable for investments sold .................................................................                   5,166,778
       Receivable for fund shares sold .................................................................                       1,970
       Deferred organization expenses, net (note 3) ....................................................                       8,636
       Due from administrator (note 2) .................................................................                      30,887
       Other assets ....................................................................................                      14,422
                                                                                                                        ------------

            Total assets ...............................................................................                 275,754,385
                                                                                                                        ------------

LIABILITIES
       Accrued expenses ................................................................................                      85,224
       Payable for investment purchases ................................................................                   7,551,666
       Payable for fund shares redeemed ................................................................                     100,000
       Disbursements in excess of cash on demand deposit ...............................................                         570
                                                                                                                        ------------

            Total liabilities ..........................................................................                   7,737,460
                                                                                                                        ------------

NET ASSETS .............................................................................................                $268,016,925
                                                                                                                        ============

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $210,487,681
       Undistributed net realized gain on investments ..................................................                   5,445,095
       Net unrealized appreciation on investments ......................................................                  52,084,149
                                                                                                                        ------------
                                                                                                                        $268,016,925
                                                                                                                        ============
INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($92,857,905 / 5,199,166 shares outstanding) ...............................................                $      17.86
                                                                                                                        ============

SERIES A INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($40,923,832 / 2,313,441 shares outstanding) ...............................................                $      17.69
                                                                                                                        ============
       Maximum offering price per share (100 / 97 of $17.69) ...........................................                $      18.24
                                                                                                                        ============

SERIES C INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($4,541,223 / 265,318 shares outstanding) ..................................................                $      17.12
                                                                                                                        ============

SERIES D INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($11,447,923 / 656,142 shares outstanding) .................................................                $      17.45
                                                                                                                        ============
       Maximum offering price per share (100 / 98.5 of $17.45) .........................................                $      17.71
                                                                                                                        ============

SUPER-INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($118,246,042 / 6,599,065 shares outstanding) ..............................................                $      17.92
                                                                                                                        ============



See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 1998



INVESTMENT LOSS

       Income
            Interest .......................................................................................           $    404,134
            Dividends ......................................................................................                322,749
                                                                                                                       ------------

                 Total income ..............................................................................                726,883
                                                                                                                       ------------

       Expenses
            Investment advisory fees (note 2) ..............................................................              2,532,147
            Fund administration fees (note 2) ..............................................................                125,209
            Distribution fees - Series A (note 4) ..........................................................                101,946
            Distribution fees - Series C (note 4) ..........................................................                 41,669
            Distribution fees - Series D (note 4) ..........................................................                 62,905
            Custody fees ...................................................................................                 19,604
            Registration and filing administration fees (note 2) ...........................................                 23,581
            Fund accounting fees (note 2) ..................................................................                 84,000
            Audit fees .....................................................................................                 14,300
            Legal fees .....................................................................................                 16,143
            Securities pricing fees ........................................................................                  5,529
            Shareholder administration fees ................................................................                 59,291
            Shareholder recordkeeping fees .................................................................                 22,464
            Shareholder servicing expenses .................................................................                 14,909
            Registration and filing expenses ...............................................................                 28,540
            Printing expenses ..............................................................................                 24,423
            Amortization of deferred organization expenses (note 3) ........................................                 13,181
            Trustee fees and meeting expenses ..............................................................                  9,957
            Other operating expenses .......................................................................                 30,412
                                                                                                                       ------------

                 Total expenses ............................................................................              3,230,210
                                                                                                                       ------------

                 Less:
                       Expense reimbursements - Super-Institutional Class (note 2) .........................                (14,785)
                       Expense reductions (note 6) .........................................................                (26,313)
                       Shareholder administration fees waived (note 2) .....................................                (25,000)
                                                                                                                       ------------

                 Net expenses ..............................................................................              3,164,112
                                                                                                                       ------------

                       Net investment loss .................................................................             (2,437,229)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ......................................................             34,915,833
       Increase in unrealized appreciation on investments ..................................................             22,557,525
                                                                                                                       ------------

            Net realized and unrealized gain on investments ................................................             57,473,358
                                                                                                                       ------------

                 Net increase in net assets resulting from operations ......................................           $ 55,036,129
                                                                                                                       ============

See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                       February 28,     February 28,
                                                                                                              1998             1997
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss .....................................................                      $(2,437,229)    $(1,866,690)
         Net realized gain from investment transactions ..........................                       34,915,833       4,887,131
         Increase in unrealized appreciation on investments ......................                       22,557,525      17,077,631
                                                                                                      -------------   -------------
              Net increase in net assets resulting from operations ...............                       55,036,129      20,098,072
                                                                                                      -------------   -------------

     Distributions to shareholders from
         Tax return of capital ...................................................                      (7,366,935)               0
         Net realized gain from investment transactions ..........................                     (26,747,385)               0
                                                                                                      -------------   -------------
              Decrease in net assets resulting from distributions ................                     (34,114,320)               0
                                                                                                      -------------   -------------
     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ....                       15,554,185      78,804,804
                                                                                                      -------------   -------------
                   Total increase in net assets ..................................                       36,475,994      98,902,876
NET ASSETS
     Beginning of year ...........................................................                      231,540,931     132,638,055
                                                                                                      -------------   -------------
     End of year .................................................................                    $ 268,016,925   $ 231,540,931
                                                                                                      =============   =============




(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                          Year ended                            Year ended
                                                                      February 28, 1998                     February 28, 1997
                                                                  Shares              Value             Shares               Value
                                                             -----------------------------------------------------------------------

--------------------------------------------------------
Institutional Shares
--------------------------------------------------------

Shares sold ............................................         1,051,514      $  19,879,652          1,194,039      $  17,551,689
Shares issued for reinvestment of distributions ........           700,580         12,393,286                  0                  0
Shares redeemed ........................................        (1,340,894)       (23,569,381)        (1,960,761)       (29,179,867)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           411,200      $   8,703,557        (766,722)$       $ (11,628,178)
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series A Shares
--------------------------------------------------------


Shares sold ............................................           530,549      $   9,940,125            886,587      $  13,180,184
Shares issued for reinvestment of distributions ........           285,571          5,008,907                  0                  0
Shares redeemed ........................................          (936,063)       (17,142,515)          (711,164)       (10,814,500)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................          (119,943)     $  (2,193,483)           175,423      $   2,365,684
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series C Shares
--------------------------------------------------------

Shares sold ............................................            51,400      $     892,071             51,704      $     764,137
Shares issued for reinvestment of distributions ........            30,187            514,986                  0                  0
Shares redeemed ........................................          (391,932)        (6,437,614)           (27,426)          (414,118)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................          (310,345)     $  (5,030,557)            24,278      $     350,019
                                                             =============      =============      =============      =============
--------------------------------------------------------
Series D Shares
--------------------------------------------------------

Shares sold ............................................            21,553      $     358,036             80,650      $   1,210,179
Shares issued for reinvestment of distributions ........            81,859          1,418,612                  0                  0
Shares redeemed ........................................          (116,844)        (2,013,186)          (239,185)        (3,492,900)
                                                             -------------      -------------      -------------      -------------
     Net  decrease .....................................           (13,432)     $    (236,538)          (158,535)     $  (2,282,721)
                                                             =============      =============      =============      =============
--------------------------------------------------------
Super-Institutional Shares
--------------------------------------------------------

Shares sold ............................................                 0      $           0          5,792,346      $  90,000,000
Shares issued for reinvestment of distributions ........           806,720         14,311,206                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................           806,720      $  14,311,206          5,792,346      $  90,000,000
                                                             =============      =============      =============      =============

--------------------------------------------------------
Fund Summary
--------------------------------------------------------

Shares sold ............................................         1,655,016      $  31,069,884          8,005,326      $ 122,706,189
Shares issued for reinvestment of distributions ........         1,904,917         33,646,997                  0                  0
Shares redeemed ........................................        (2,785,733)       (49,162,696)        (2,938,536)       (43,901,385)
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................           774,200      $  15,554,185          5,066,790      $  78,804,804
                                                             =============      =============      =============      =============

See accompanying notes to financial statements.

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                         ------------------------------------------------  ------------------------
                                                                           Institutional                       Super-Institutional
                                                         ------------------------------------------------  ------------------------

                                                                                                  For the                  For the
                                                                                              period from              period from
                                                                                              Apr 6, 1994             Jul 12, 1996
                                                         Year ended  Year ended   Year ended  (comm of op)  Year ended (comm of op)
                                                             Feb 28,     Feb 28,      Feb 28,   to Feb 28,      Feb 28,  to Feb 28,
                                                               1998        1997         1996         1995         1998        1997
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................      $16.26       14.45       $11.31       $10.00       $16.29      $15.53
     Income from investment operations
        Net investment loss ...........................       (0.15)      (0.13)       (0.05)       (0.04)       (0.12)      (0.07)
        Net realized and unrealized gain on investments        4.22        1.94         3.38         1.35         4.22        0.83
                                                          ----------  ----------   ----------   ----------  -----------  ----------
             Total from investment operations .........        4.07        1.81         3.33         1.31         4.10        0.76
                                                          ----------  ----------   ----------   ----------  -----------  ----------
     Distributions to shareholders from
        Net investment income .........................       (0.00)       0.00        (0.11)        0.00        (0.00)       0.00
        Tax return of capital .........................       (0.53)       0.00         0.00         0.00        (0.53)       0.00
        Net realized gain from investment transactions        (1.94)       0.00        (0.08)        0.00        (1.94)       0.00
                                                          ----------  ----------   ----------   ----------  -----------  ----------
             Total distributions ......................       (2.47)       0.00        (0.19)        0.00        (2.47)       0.00
                                                          ----------  ----------   ----------   ----------  -----------  ----------

Net asset value, end of period ........................      $17.86      $16.26       $14.45       $11.31       $17.92      $16.29
                                                          ==========  ==========   ==========   ==========  ===========  ==========

Total return (a) ......................................       25.25%      12.53%       29.66%     13.12%(d)      25.40%     4.89%(d)
                                                          ==========  ==========   ==========   ==========  ===========  ==========

Ratios/supplemental data
     Net assets, end of period (000's) ................     $92,858     $77,858      $80,252      $15,088     $118,246     $94,340
                                                          ==========  ==========   ==========   ==========  ===========  ==========

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees          1.19%      1.23%         1.65%        2.75%(b)     1.06%    1.08% (b)
        After expense reimbursements and waived fees           1.16%      1.22%         1.49%        1.73%(b)     1.04%    1.04% (b)
     Ratio of net investment income (loss) to average net assets
        Before expense reimbursements and waived fees         (0.90)%    (0.85)%       (0.98)%      (1.80)%(b)   (0.77)%  (0.75)%(b)
        After expense reimbursements and waived fees          (0.88)%    (0.84)%       (0.82)%      (0.78)%(b)   (0.75)%  (0.72)%(b)
     Portfolio turnover rate                                 105.60%    126.44%        99.33%       64.92%      105.60%  126.44%
     Average broker commission per share (c)                  $0.0576    $0.0600         -            -          $0.0576   $0.0600


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements (Continued)

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                            -----------------------------------  ----------------------------------
                                                                          Series A                              Series C
                                                            -----------------------------------  ----------------------------------
                                                                                        For the                             For the
                                                                                    period from                         period from
                                                                                    Apr 7, 1995                         Apr 7, 1995
                                                            Year ended  Year ended  (comm of op)  Year ended  Yearended (comm of op)
                                                                Feb 28,     Feb 28,   to Feb 29,      Feb 28,    Feb 28,  to Feb 29,
                                                                  1998        1997         1996         1998       1997        1996
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, beginning of period.....................       $16.18      $14.42       $11.79       $15.97     $14.34      $11.79
   Income from investment operations
      Net investment income loss.........................        (0.21)      (0.18)       (0.06)       (0.52)     (0.29)      (0.12)
      Net realized and unrealized gain on investments....         4.19        1.94         2.88         4.14       1.92        2.86
                                                              --------    --------    ---------    ---------   --------    --------
         Total from investment operations................         3.98        1.76         2.82         3.62       1.63        2.74
                                                              --------    --------    ---------    ---------   --------    --------
   Distributions to shareholders from
      Net investment income..............................        (0.00)       0.00        (0.11)       (0.00)      0.00       (0.11)
      Tax return of capital..............................        (0.53)       0.00         0.00        (0.53)      0.00        0.00
      Net realized gain from investment transactions.....        (1.94)       0.00        (0.08)       (1.94)      0.00       (0.08)
                                                              --------    --------    ---------    ---------   --------    --------
         Total distributions.............................        (2.47)       0.00        (0.19)       (2.47)      0.00       (0.19)
                                                              --------    --------    ---------    ---------   --------    --------

Net asset value, end of period...........................       $17.69      $16.18       $14.42       $17.12     $15.97      $14.34
                                                              ========    ========    =========    =========   ========    ========

Total return (a).........................................         4.80%      12.21%      23.86%(d)    22.95%     11.30%    23.18%(d)
                                                              ========    ========    =========    =========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................      $40,924     $39,376      $32,549       $4,541     $9,192      $7,908
                                                              ========    ========    =========    =========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......        1.55%       1.54%        1.88%(b)     3.11%     2.34%     2.38%(b)
      After expense reimbursements and waived fees.......        1.52%       1.53%        1.71%(b)     3.05%     2.33%     2.18%(b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......       (1.27)%     (1.16)%      (1.20)%(b)   (2.84)%   (1.97)%   (1.77)%(b)
      After expense reimbursements and waived fees.......       (1.24)%     (1.15)%      (1.04)%(b)   (2.78)%   (1.96)%   (1.57)%(b)
   Portfolio turnover rate...............................      105.60%     126.44%       99.33%      105.60%   126.64%    99.33%
   Average broker commission per share (c)...............       $0.0576     $0.0600        -          $0.0576    $0.0600     -




(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                             (For a Share Outstanding Throughout the Period)
                                                               (Continued)


                                                              ---------------------------------
                                                                           Series D
                                                              ---------------------------------
                                                                                        For the
                                                                                    period from
                                                                                    Apr 7, 1995
                                                              Year ended Year ended (comm of op)
                                                                  Feb 28,    Feb 28,     Feb 29,
                                                                    1998       1997        1996
------------------------------------------------------------------------------------------------

Net asset value, beginning of period.....................         $16.09     $14.41      $11.79
   Income from investment operations
      Net investment income loss.........................          (0.32)     (0.29)      (0.11)
      Net realized and unrealized gain on investments....           4.15       1.97        2.92
                                                              -----------   --------    --------
         Total from investment operations................           3.83       1.68        2.81
                                                              -----------   --------    --------
   Distributions to shareholders from
      Net investment income..............................          (0.00)      0.00       (0.11)
      Tax return of capital..............................          (0.53)      0.00        0.00
      Net realized gain from investment transactions.....          (1.94)      0.00       (0.08)
                                                              -----------   --------    --------
         Total distributions.............................          (2.47)      0.00       (0.19)
                                                              -----------   --------    --------

Net asset value, end of period...........................         $17.45     $16.09      $14.41
                                                              ===========   ========    ========

Total return (a).........................................          24.06%     11.59%      23.77%(d)
                                                              ===========   ========    ========

Ratios/supplemental data
   Net assets, end of period (000's).....................        $11,448     $10,774     $11,929
                                                              ===========   ========    ========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees......           2.22%      2.02%       2.13%  (b)
      After expense reimbursements and waived fees.......           2.18%      2.01%       1.73%  (b)
   Ratio of net investment income (loss) to average net assets
      Before expense reimbursements and waived fees......          (1.94)%    (1.64)%     (1.54)% (b)
      After expense reimbursements and waived fees.......          (1.89)%    (1.63)%     (1.14)% (b)
   Portfolio turnover rate...............................         105.60%    126.44 %     99.33%
   Average broker commission per share (c)...............          $0.0576    $0.0600        -


(a)  Total return does not reflect payment of a sales charge.

(b)  Annualized.

(c)  Represents  total  commission  paid on  portfolio  securities  divided  by total  portfolio  share  purchased  or sold on which commissions were charged.

(d)  Aggregate return. Not annualized.

See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake  Growth Fund (the "Fund"),  formerly known as The Chesapeake
     Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on April 6, 1994. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on February 3, 1995, and three new classes of shares - Series A, Series C and Series D Investor Shares (the "Investor Shares") were authorized. On April 7, 1995, Series A, Series C and Series D Investor Shares became effective. The Board of Trustees of the Trust approved on May 2, 1996 a plan to authorize a new class of shares designated as the Super-Institutional Shares. On June 12, 1996, the Super-Institutional Shares became effective. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998





     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares. The Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee at the annual rate of 0.015% of average daily net assets for shareholder administration costs. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator currently intends to reimburse expenses of the Super-Institutional Class to limit total Super-Institutional Class operating expenses to 1.045% of the average daily net assets of that class. There can be no assurance that the foregoing voluntary expense reimbursements will continue.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the fiscal year ended February 28, 1998, the Distributor retained sales charges in the amount of $5,616.

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



     NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

     Expenses totaling $66,799 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

     The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - DISTRIBUTION AND SERVICE FEES

     The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

     The Fund incurred $101,946, $41,669 and $62,905 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 1998.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $258,848,602 and $280,264,773 respectively, for the fiscal year ended February 28, 1998.


NOTE 6 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the fiscal year ended February 28, 1998, the Fund's expenses were reduced by $26,313 under this arrangement.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust and Shareholdersof The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Chesapeake Growth Fund (formerly, The Chesapeake Fund) as of February 28, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended February 28, 1998 and February 28, 1997, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 20, 1998

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE CHESAPEAKE CORE GROWTH FUND

                                  June 30, 1998

                                   A Series of
                         GARDNER LEWIS INVESTMENT TRUST
                107 North Washington Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863



                                Table of Contents

INVESTMENT OBJECTIVE AND POLICIES...........................................  2

INVESTMENT LIMITATIONS......................................................  4

NET ASSET VALUE.............................................................  5

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................  6

DESCRIPTION OF THE TRUST....................................................  6

ADDITIONAL INFORMATION CONCERNING TAXES.....................................  7

MANAGEMENT OF THE FUND......................................................  8

SPECIAL SHAREHOLDER SERVICES................................................ 11

ADDITIONAL INFORMATION ON PERFORMANCE....................................... 12

APPENDIX A - DESCRIPTION OF RATINGS......................................... 14

ANNUAL REPORT OF THE FUND FOR THE FISCAL PERIOD
    ENDED FEBRUARY 28, 1998............................................Attached




This Statement of Additional Information (the "Additional Statement") is meant to be read in conjunction with the Prospectus for The Chesapeake Core Growth Fund (the "Fund"), dated the same date as this Additional Statement, and is incorporated by reference in its entirety into the Prospectus. Because this Additional Statement is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. This Additional Statement is not a prospectus but is incorporated by reference in each Prospectus in its entirety. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund, organized in 1997, has no prior operating history.

Additional  Information  on  Fund  Instruments.   Attached  to  this  Additional
Statement is Appendix A, which contains descriptions of the rating symbols used by Rating Agencies for securities in which the Fund may invest.

Investment Transactions. Subject to the general supervision of the Trust's Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. There can be no assurance that such arrangement will occur now or in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal period ended February 28, 1998, the Fund paid brokerage commissions of $7,659, none of which was paid to the Distributor.

Repurchase Agreements. The Fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended (the "1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, the Advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. Money market instruments may include U.S. Government Securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank which "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Board monitors investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3. Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. Government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5.       Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act;

9.       Write,   purchase,  or  sell  puts,  calls,   straddles,   spreads,  or
         combinations thereof or futures contracts or related options; or

10.      Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; or

5.       Purchase  foreign  securities  other than those traded on domestic U.S.
         exchanges.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Board of Trustees. Subject to the provisions of the Declaration of Trust, determinations by the Board of Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is determined at the time trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the New York Stock Exchange is closed. The New York Stock Exchange generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the New York Stock Exchange will be considered a business holiday on which the Fund's net asset value will not be determined.

For the fiscal period ended February 28, 1998, the net expenses of the Fund after fee waivers and expense reimbursements were $24,311.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value. See "How Shares May Be Purchased" in the Prospectus.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "How Shares may be Redeemed," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on August 12, 1992. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Growth Fund, and The Chesapeake Aggressive Growth Fund, all managed by the Advisor. The shares of the Fund and The Chesapeake Aggressive Growth Fund are all of one class; the shares of The Chesapeake Growth Fund are divided into five classes (Institutional Shares, Super-Institutional Shares, and Series A, Series C, and Series D Investor Shares). The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this Additional Statement, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning and is based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Code and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

                             MANAGEMENT OF THE FUND

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:

 Name, Age, Position(s)                    Principal Occupation(s)
       and Address                         During Past 5 Years

Jack E. Brinson, 65                        President, Brinson Investment Co.
Trustee                                      (personal investments)
1105 Panola Street                         President, Brinson Chevrolet, Inc.
Tarboro, North Carolina  27886               (auto dealership)
                                           Tarboro, North Carolina

W. Whitfield Gardner, 35                   Chairman and Executive Officer
Trustee*                                   Gardner Lewis Asset Management
Chief Executive Officer                      (Advisor to the Chesapeake Funds)
The Chesapeake Funds                       Chadds Ford, Pennsylvania
285 Wilmington - West Chester Pike
Chadds Ford, Pennsylvania  19317

Stephen J. Kneeley, 35                     Chief Operating Officer
Trustee                                    Turner Investment Partners
1235 Westlakes Drive                         (investment manager)
Suite 350                                  Berwyn, Pennsylvania
Berwyn, Pennsylvania  19312

John L. Lewis, IV, 34                      President
President                                  Gardner Lewis Asset Management
The Chesapeake Funds                         (Advisor to the Chesapeake Funds)
285 Wilmington - West Chester Pike         Chadds Ford, Pennsylvania
Chadds Ford, Pennsylvania  19317

C. Frank Watson III, 27                    Vice President
Secretary and Assistant Treasurer          The Nottingham Company
105 North Washington Street                Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802           (Administrator to the Chesapeake
                                              Funds)

Julian G. Winters, 29                      Legal and Compliance Director
Treasurer and Assistant Secretary          The Nottingham Company
105 North Washington Street                Rocky Mount, North Carolina
Rocky Mount, North Carolina  27802           (Administrator to the Chesapeake
                                              Funds), since 1996; previously
                                           Operations Manager, Tar Heel Medical,
                                           Nashville, North Carolina

William D. Zantzinger, 36                  Director of Trading
Vice President                             Gardner Lewis Asset Management
The Chesapeake Funds                         (Advisor to the Chesapeake Funds)
285 Wilmington - West Chester Pike         Chadds Ford, Pennsylvania
Chadds Ford, Pennsylvania  19317
-------------------------------

* Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act because of his position with the Advisor to the Trust.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year plus $400 per series of the Trust per meeting attended in person and $150 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                               Compensation Table

                                          Pension                       Total
                                        Retirement                  Compensation
                         Aggregate       Benefits       Estimated     from the
                       Compensation     Accrued As       Annual         Trust
Name of Person,          from the      Part of Fund   Benefits Upon    Paid to
Position                   Trust         Expenses      Retirement     Trustees

Jack E. Brinson           $9,400           None           None         $9,400
Trustee

W. Whitfield Gardner       None            None           None          None
Trustee

Stephen J. Kneeley        $9,900           None           None         $9,900
Trustee

Figures are for the calendar year ended December 31, 1997.

Principal Holders of Voting Securities. As of June 29, 1998, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 6% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of June 29, 1998.

  Name and Address of        Amount and Nature of            Percent
  Beneficial Owner           Beneficial Ownership*           of Class


Arrowhead Properties          49,592.302                     8.915%
c/o Hap Hederman
PO Box 6100
Ridgeland MS  39158

Robert Goodfriend            190,268.664                    34.203%
330 Commerce St.
Nashville, TN  37200-1899

Carl Herrin                  100,477.886                    18.062%
P.O. Box 329
Jackson, MS  39205

John L. Lewis                 31,095.842                      5.59%
285 Wilmington-West
Chester Pike

River Ridge                   62,191.684                    11.180%
Raymond Building
Suite 204
3411 Silverside Rd.
Wilmington, DE  19810


* The Fund believes the shares indicated are owned both of record and beneficially, except as indicated above.
** Pursuant to applicable SEC regulations, this shareholder is deemed to control the Fund.

Investment Advisor. Information about Gardner Lewis Asset Management, Chadds Ford, Pennsylvania (the "Advisor") and its duties and compensation as Advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal period ended February 28, 1998, the Advisor voluntarily waived its fee in the amount of $19,606 and voluntarily reimbursed a portion of the Fund's operating expenses in the amount of $8,432.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator and Transfer Agent. The Trust has entered into a Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement with The Nottingham Company (the "Administrator"), 105 North Washington Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets of the Fund for general administration services. In addition, the Administrator currently receives a base monthly fee of $1,750 for accounting and recordkeeping services for the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For the fiscal period ended February 28, 1998, the Administrator received Fund accounting fees of $8,750 and waived Fund administrative fees of $1,470.

The Administrator will perform the following services for the Fund: (1) coordinate with the Custodian and monitor the services it provides to the Fund;
(2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepare or supervise the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

With the approval of the Trust, the Administrator has contracted with NC Shareholder Services, LLC (the "Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund. The Fund is charged a recordkeeping fee based on the number of shareholders in the Fund and a fee of $12,500 per year for shareholder administration services. For the fiscal period ended February 28, 1998, the Transfer Agent waived shareholder recordkeeping and administration fees of $3,644 and $5,206, respectively.

Distributor. Capital Investment Group, Inc. (the "Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement (the "Distribution Agreement") approved by the Board of Trustees of the Trust.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the Securities and Exchange Commission and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60 days prior written notice to the other party.

Custodian. First Union National Bank of North Carolina (the "Custodian"), Two First Union Center, Charlotte, North Carolina 28288-1151, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian.

Independent Auditors. The firm of Deloitte & Touche LLP, 2500 One PPG Place, Pittsburgh, Pennsylvania 15222-5401, serves as independent auditors for the Fund, and will audit the annual financial statements of the Fund, prepare the Fund's federal and state tax returns, and consult with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this Additional Statement whenever it is requested by a shareholder or prospective investor.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $25,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $250 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                         The Chesapeake Core Growth Fund
                           107 North Washington Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:   T    =  average annual total return.
                ERV  =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made
                        at the beginning of the period.
                P    =  hypothetical  initial payment  of $1,000 from  which the maximum  sales  load is  deducted.
                n    =  period covered by the computation, expressed in terms of years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered representative of the Fund's performance for any specified period in the future.

The aggregate total return of the Fund for the period from September 29, 1997 (commencement of operations) to February 28, 1998 was 7.49%. Past performance is not a guarantee of future results. Aggregate total return is calculated in a similar manner to annual total return, except that the return is aggregated, rather than annualized.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment Grade-Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the fund may invest in money market or repurchase agreement instruments as described in the Prospectus. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be "Investment-Grade Debt Securities" and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt which is rated A possesses many favorable investment attributes and is to be considered as an upper medium grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt which is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered "Investment-Grade Debt Securities" and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

--------------------------------------------------------------------------------


                         THE CHESAPEAKE CORE GROWTH FUND


--------------------------------------------------------------------------------

                 a series of the Gardner Lewis Investment Trust





                               Annual Report 1998


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1998




Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a gain of 12.1% which compares to 13.9% for the S&P 500. This certainly is a solid start to the year, but as the quarter began, the story was different. Asia continued to dominate Wall Street headlines, broadcasts, and trading rooms. This in turn created massive pessimism among market participants and from our perspective provided a form of cover, ideal for ferreting out future opportunities. For, as it relates to investing, whenever so much thought is directed toward one conclusion there is usually opportunity in another.

         There is no doubt that Asia is a significant problem, but there is doubt that its impact will be so great as to result in U.S. companies doing no business there. However, if you were to have looked at many Wall Street analysts' earnings estimates for companies with exposure to Asia, you would have discovered that in a large number of cases, assumptions for the region were cut to zero. This, in our minds, certainly constituted a maximum point of pessimism, a point reflected in stock prices as they bottomed in the middle of January. Thus, it became our view that this pessimism had created opportunity. Many fundamentally sound companies, despite little or no exposure to the region, had suffered undue stock price compression which was exacerbated as money flows narrowed into the largest most recognizable names.

         In the last several months, it has been phenomenal to watch this flow of funds which until recently had been almost solely directed at the largest of large companies. This has occurred despite the fact that those smaller currently have less macroeconomic sensitivity, are growing faster, and are selling at more reasonable valuations. The return data related to the market's capitalization skew still amazes us. The largest 5 companies in the S&P 500 had an average return of 23% for the quarter, the largest 10 averaged 21%, and the largest 50 (which make up about half of the index's capitalization) averaged 18%.

         The effect of these ultra-cap fund flows has been to force managers to put money to work in a segment of the market selling at historic levels of valuation. Capitalization weightings further concentrate investment into the largest names, and valuations reflect this phenomenon. The S&P's largest 5 names are now trading at over 36 times their forward earnings estimate, the largest 10 at 34 times. Fueled by the stronger relative performance of these larger companies, gains in this segment have been somewhat self-fulfilling, and to the extent money continues to flow in, they can continue. However, this, stand alone, is not enough for us. For despite the inherent quality of many of these names, their stock prices preclude our current ownership. Instead, we as fundamentalists rely on both the quality and the value of each individual investment that we make. We would not want money flows to be the prop for our stock prices.

         As the data above demonstrates, the market's advance has yet to truly broaden. This to us means opportunity. Therefore, in conjunction with having maintained ownership in the vast majority of our portfolio, knowing that as the fundamentals become more clearly understood their stock prices will further reflect them, we have intensified our efforts to add to our portfolio more of what we believe will be the market's next movers. This has led us to increase our exposure to a variety of industry groups after having raised needed cash by taking profits in some of our technology holdings whose multiples, despite Asia, had expanded to the point that we thought them fully valued. For, we think with interest rates no longer a catalyst for higher price-earnings ratios, and the crisis in Asia along with other macroeconomic concerns making it dicey to be blindly invested, earnings should finally drive this market. To that end, our companies are growing in excess of 22% and selling at about 19 times earnings. This compares to the S&P 500 which is growing at 8% and selling at more than 22 times earnings. Simply put, our companies are selling at well below their growth rates while the S&P is selling at more than twice its growth rate. Already we have seen a seeming desire on the part of investors to refocus on fundamentals. The forthcoming quarters should only further this movement.

         As always, we will continue our discovery and culling process, in an attempt to own the best companies at the most reasonable prices. This should both protect our fundamental downside and maximize our upside potential.

         Have a pleasant Spring!

                                   Sincerely,


                                   W. Whitfield Gardner

                        THE CHESAPEAKE CORE GROWTH FUND

                    Performance Update - $25,000 Investment

For the period from September 29,1997 (commencement of operations) to February 28, 1998


                      Chesapeake
                      Core Growth                         S&P 500
                      Fund                                Total Return Index

9/29/97               25,000.00                           25,000.00
10/31/97              24,450.00                           24,011.52
11/30/97              24,825.00                           25,122.97
12/31/97              24,843.76                           25,554.45
1/31/98               24,793.97                           25,974.31
2/28/98               26,872.33                           27,700.61


This graph depicts the performance of The Chesapeake Core Growth Fund versus the S&P 500 Total Return Index. It is important to note that The Chesapeake Core Growth Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Cumulative Total Return

------------------

 Since Inception

------------------

      7.49%

------------------

The graph assumes an initial $25,000 investment at September 29, 1997. All dividends and distributions are reinvested.

At February 28, 1998, the Chesapeake Core Growth Fund would have grown to $26,872 - total investment return of 7.49% since September 29, 1997.

At February 28, 1998, a similar investment in the S&P 500 Total Return Index would have grown to $27,701 - total investment return of 10.80% since September 29, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.76%

       Aerospace & Defense - 1.97%
            AlliedSignal, Inc. ...................................................                    2,800                 $119,175
                                                                                                                            --------

       Apparel Manufacturing - 1.54%
            Liz Claiborne, Inc. ..................................................                    1,860                   93,000
                                                                                                                            --------

       Building Materials - 2.58%
            Masco Corporation ....................................................                    2,870                  156,056
                                                                                                                            --------

       Commercial Services - 7.04%
       (a)  Cendant Corporation ..................................................                    3,510                  131,625
            Cognizant Corporation ................................................                    3,440                  171,785
            H&R Block, Inc. ......................................................                    2,600                  122,362
                                                                                                                            --------
                                                                                                                             425,772
                                                                                                                            --------
       Computers - 8.66%
       (a)  Adaptec, Inc. ........................................................                    1,950                   51,553
            Compaq Computer Corporation ..........................................                    3,140                  101,069
       (a)  EMC Corporation ......................................................                    2,920                  110,048
            International Business Machines ......................................                      970                  101,365
       (a)  Sun Microsystems, Inc. ...............................................                    3,370                  160,496
                                                                                                                            --------
                                                                                                                             524,531
                                                                                                                            --------
       Computer Software & Services - 4.26%
       (a)  BMC Software, Inc. ...................................................                      960                   73,440
       (a)  Cadence Design Systems, Inc. .........................................                    3,520                  122,980
            First Data Corporation ...............................................                    1,800                   61,200
                                                                                                                            --------
                                                                                                                             257,620
                                                                                                                            --------
       Electronics - 2.75%
       (a)  Teradyne, Inc. .......................................................                    3,530                  166,572
                                                                                                                            --------

       Electronics - Semiconductor - 3.13%
            Intel Corporation ....................................................                    1,760                  157,850
       (a)  National Semiconductor Corporation ...................................                    1,330                   31,754
                                                                                                                            --------
                                                                                                                             189,604
                                                                                                                            --------
       Environmental Control - 1.96%
       (a)  USA Waste Services, Inc. .............................................                    2,850                  118,631
                                                                                                                            --------

       Financial - Banks, Commercial - 7.14%
            Household International, Inc. ........................................                    1,000                  129,875
            NationsBank Corporation ..............................................                    2,690                  184,265
            State Street Corporation .............................................                    1,900                  117,444
                                                                                                                            --------
                                                                                                                             431,584
                                                                                                                            --------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Banks, Money Center - 1.97%
            Citicorp .................................................................                    900               $119,081
                                                                                                                            --------

       Financial Services - 1.80%
       (a)  The CIT Group, Inc. ......................................................                  3,300                108,900
                                                                                                                            --------

       Foreign Securities - 1.59%
            Siemens AG - ADR .........................................................                  1,550                 95,906
                                                                                                                            --------

       Household Products & Housewares - 2.01%
            Maytag Corporation .......................................................                  2,700                121,500
                                                                                                                            --------

       Insurance - Multiline - 2.03%
            Allmerica Financial Corporation ..........................................                  2,000                123,000
                                                                                                                            --------

       Medical - Hospital Management & Services - 8.53%
            Columbia/HCA Healthcare Corporation ......................................                  4,550                123,419
       (a)  HEALTHSOUTH Corporation ..................................................                  5,160                139,642
       (a)  Tenet Healthcare Corporation .............................................                  3,200                119,400
            United Healthcare Corporation ............................................                  2,200                133,512
                                                                                                                            --------
                                                                                                                             515,973
                                                                                                                            --------
       Miscellaneous - Manufacturing - 5.43%
            Corning Inc. .............................................................                  2,220                 90,188
            Parker-Hannifin Corporation ..............................................                  2,390                111,434
            Tyco International Ltd. ..................................................                  2,500                126,562
                                                                                                                            --------
                                                                                                                             328,184
                                                                                                                            --------
       Office & Business Equipment - 2.20%
            Xerox Corporation ........................................................                  1,500                133,031
                                                                                                                            --------

       Oil & Gas - Exploration - 2.01%
            Transocean Offshore, Inc. ................................................                  2,800                121,450
                                                                                                                            --------

       Pharmaceuticals - 4.32%
            Merck & Co., Inc. ........................................................                    900                114,806
            Warner-Lambert Company ...................................................                  1,000                146,375
                                                                                                                            --------
                                                                                                                             261,181
                                                                                                                            --------
       Retail - Department Stores - 4.19%
       (a)  Fred Meyer, Inc. .........................................................                  3,000                133,313
            J. C. Penney Company, Inc. ...............................................                  1,700                120,169
                                                                                                                            --------
                                                                                                                             253,482
                                                                                                                            --------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Drug Stores - 2.82%
            CVS Corporation .........................................................                  2,300            $   170,344
                                                                                                                        -----------

       Retail - Grocery - 2.17%
            American Stores Company .................................................                  5,200                130,975
                                                                                                                        -----------

       Retail - Specialty Line - 2.42%
            Intimate Brands, Inc. ...................................................                  5,400                146,475
                                                                                                                        -----------

       Telecommunications - 3.24%
            MCI Communications Corporation ..........................................                  4,100                196,031
                                                                                                                        -----------

       Toys - 1.07%
       (a)  Toys "R" Us, Inc. .......................................................                  2,460                 64,729
                                                                                                                        -----------

       Transportation - Air - 5.17%
            Southwest Airlines Company ..............................................                  4,500                129,094
       (a)  US Airways Group, Inc. ..................................................                  2,900                183,606
                                                                                                                        -----------
                                                                                                                            312,700
                                                                                                                        -----------
       Utilities - Electric - 1.97%
       (a)  CalEnergy, Inc. .........................................................                  4,440                119,048
                                                                                                                        -----------

       Utilities - Telecommunications - 0.79%
       (a)  WorldCom, Inc. ..........................................................                  1,250                 47,734
                                                                                                                        -----------

            Total Common Stocks (Cost $5,416,956) ...................................                                     5,852,269
                                                                                                                        -----------

INVESTMENT COMPANIES - 7.12%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ................................                306,187                306,187
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ..........................                124,292                124,292
                                                                                                                        -----------

            Total Investment Companies (Cost $430,479) ..............................                                       430,479
                                                                                                                        -----------


Total Value of Investments (Cost $5,847,435 (b)) ....................................                 103.88%           $ 6,282,748
Liabilities In Excess of Other Assets ...............................................                  (3.88)%             (234,480)
                                                                                                 -----------            -----------
       Net Assets ...................................................................                 100.00%           $ 6,048,268
                                                                                                 ===========            ===========

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1998




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                  $587,659
            Unrealized depreciation                                                                                  (152,346)
                                                                                                                --------------

                            Net unrealized appreciation                                                              $435,313
                                                                                                                ==============


       The following acronym is used in this portfolio:

            ADR - American Depository Receipt

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1998


ASSETS
       Investments, at value (cost $5,847,435) .........................................................                $ 6,282,748
       Cash ............................................................................................                        222
       Income receivable ...............................................................................                      5,703
       Receivable for fund shares sold .................................................................                      1,000
       Due from advisor (note 2) .......................................................................                      8,432
                                                                                                                        -----------

            Total assets ...............................................................................                  6,298,105
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      7,655
       Payable for investment purchases ................................................................                    242,182
                                                                                                                        -----------

            Total liabilities ..........................................................................                    249,837
                                                                                                                        -----------

NET ASSETS
       (applicable to 564,298 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $ 6,048,268
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($6,048,268 / 564,298 shares) ...................................................................                $     10.72
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 5,831,369
       Undistributed net realized loss on investments ..................................................                   (218,414)
       Net unrealized oappreciation on investments .....................................................                    435,313
                                                                                                                        -----------

                                                                                                                        $ 6,048,268
                                                                                                                        ===========








See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                               For the period from September 29, 1997
                                                    (commencement of operations)
                                                        to February 28, 1998

INVESTMENT LOSS

       Income
            Interest ......................................................................................               $  10,566
            Dividends .....................................................................................                   9,145
                                                                                                                          ---------

                 Total income .............................................................................                  19,711
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  19,606
            Fund administration fees (note 2) .............................................................                   1,470
            Custody fees ..................................................................................                   2,448
            Registration and filing administration fees (note 2) ..........................................                     541
            Fund accounting fees (note 2) .................................................................                   8,750
            Audit fees ....................................................................................                   3,082
            Legal fees ....................................................................................                   4,568
            Securities pricing fees .......................................................................                   1,168
            Shareholder administration fees ...............................................................                   5,206
            Shareholder recordkeeping fees ................................................................                   3,726
            Shareholder servicing expenses ................................................................                   1,334
            Registration and filing expenses ..............................................................                   4,719
            Printing expenses .............................................................................                   1,825
            Trustee fees and meeting expenses .............................................................                   3,442
            Other operating expenses ......................................................................                     784
                                                                                                                          ---------

                 Total expenses ...........................................................................                  62,669
                                                                                                                          ---------

                 Less:
                       Expense reimbursements (note 2) ....................................................                  (8,432)
                       Investment advisory fees waived (note 2) ...........................................                 (19,606)
                       Fund administration fees waived (note 2) ...........................................                  (1,470)
                       Shareholder recordkeeping fees waived (note 2) .....................................                  (3,644)
                       Shareholder administration fees waived (note 2) ....................................                  (5,206)
                                                                                                                          ---------

                 Net expenses .............................................................................                  24,311
                                                                                                                          ---------

                       Net investment loss ................................................................                  (4,600)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (218,414)
       Increase in unrealized appreciation on investments .................................................                 435,313
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 216,899
                                                                                                                          ---------

                 Net increase in net assets resulting from operations .....................................               $ 212,299
                                                                                                                          =========



See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                               For the period from September 29, 1997
                                                    (commencement of operations)
                                                        to February 28, 1998



INCREASE IN NET ASSETS

     Operations
         Net investment loss ..............................................................................             $    (4,600)
         Net realized loss from investment transactions ...................................................                (218,414)
         Increase in unrealized appreciation on investments ...............................................                 435,313
                                                                                                                        -----------

              Net increase in net assets resulting from operations ........................................                 212,299
                                                                                                                        -----------

     Distribution to shareholders
         Distribution in excess of net investment income ..................................................                  (9,859)
                                                                                                                        -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) .............................               5,845,828
                                                                                                                        -----------

                   Total increase in net assets ...........................................................               6,048,268

NET ASSETS

     Beginning of period ..................................................................................                       0
                                                                                                                        -----------

     End of period ........................................................................................             $ 6,048,268
                                                                                                                        ===========



(a) A summary of capital share activity follows:
                                                                                ----------------------------------------------------
                                                                                             Shares                         Value
                                                                                ----------------------------------------------------

Shares sold ..........................................................                       563,478                    $ 5,837,694
Shares issued for reinvestment
     of distributions ................................................                           830                          8,231
                                                                                         -----------                    -----------

                                                                                             564,308                      5,845,925

Shares redeemed ......................................................                           (10)                           (97)
                                                                                         -----------                    -----------

     Net increase ....................................................                       564,298                    $ 5,845,828
                                                                                         ===========                    ===========





See accompanying notes to financial statements

                                        THE CHESAPEAKE CORE GROWTH FUND

                                             FINANCIAL HIGHLIGHTS

                                (For a Share Outstanding Throughout the Period)

                                    For the period from September 29, 1997
                                         (commencement of operations)
                                             to February 28, 1998


Net asset value, beginning of period ..............................................................                       $10.00

      Income from investment operations
           Net investment loss ....................................................................                        (0.01)
           Net realized and unrealized gain on investments ........................................                         0.75
                                                                                                                   ---------------

               Total from investment operations ...................................................                         0.74
                                                                                                                   ---------------

      Distribution to shareholders
           Distribution in excess of net investment income ........................................                        (0.02)
                                                                                                                   ---------------

Net asset value, end of period ....................................................................                       $10.72
                                                                                                                   ===============


Total return ......................................................................................                         7.49%
                                                                                                                   ===============


Ratios/supplemental data

      Net assets, end of period ...................................................................                    $6,048,268
                                                                                                                   ===============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..........................................                       3.19%(a)
           After expense reimbursements and waived fees ...........................................                       1.24%(a)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..........................................                      (2.19)%(a)
           After expense reimbursements and waived fees ...........................................                      (0.24)%(a)


      Portfolio turnover rate .....................................................................                      29.83%

      Average broker commissions per share (b) ....................................................                      $0.0486

(a)   Annualized.

(b)   Represents  total  commissions  paid on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.



See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



     E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.24% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $19,606 ($0.04 per share) and has voluntarily agreed to reimburse $8,432 of the Fund's operating expenses for the fiscal year ended February 28, 1998.

     The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $10,320 ($0.02 per share) for the fiscal year ended February 28, 1998.

     NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $6,706,534 and $1,071,164 respectively, for the fiscal year ended February 28, 1998.

INDEPENDENT AUDITORS' REPORT


Tothe Board of Trustees of Gardner Lewis  Investment  Trust and  Shareholders of
  The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Chesapeake Core Growth Fund as of February 28, 1998, and the related statements of operations and changes in net assets, and financial highlights for the period from September 30, 1997 (commencement of operations) to February 28, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Chesapeake Core Growth Fund as of February 28, 1998, the results of its operations, the changes in its net assets and its financial highlights for the period from September 30, 1997 to February 28, 1998 in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 20, 1998

                                     PART C

                         GARDNER LEWIS INVESTMENT TRUST

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 24.   Financial Statements and Exhibits

           a)    Financial Statements:

                 Annual Reports for the fiscal year ended February 28, 1998 for the Chesapeake Growth Fund are included under Part B. The financial statements for the Chesapeake Core Growth Fund are also included under Part B. The financial statements for The Chesapeake Aggressive Growth Fund is incorporated by reference to Post-Effective Amendment 16 filed December 31, 1997.

           b)    Exhibits:

(1) Amended and Restated Declaration of Trust - Incorporated by reference; filed 2/3/95
(2)    Amended and Restated By-Laws - Incorporated by reference; filed 2/3/95
(3)    Not applicable
(4) Not applicable - the series of the Registrant do not issue certificates (see Exhibit 1 and 2 for the relevant portions of the Declaration of Trust and By-Laws)
(5)    (a)   Investment  Advisory Agreement for The Chesapeake Aggressive Growth
             Fund - Incorporated by reference; filed 10/27/92
       (b)   Investment  Advisory Agreement  for The  Chesapeake  Growth  Fund -
             Incorporated by reference; filed 1/27/94
       (c)   Investment Advisory Agreement for The Chesapeake Core Growth Fund -
             Incorporated by reference; filed 9/03/97
(6)    (a)   Distribution  Agreement for The Chesapeake Aggressive Growth Fund -
             Incorporated by reference; filed 11/16/94
       (b)   Distribution Agreement for The Chesapeake Growth Fund -Incorporated
             by reference; filed 1/27/94
       (c)   Distribution  Agreement  for  The  Chesapeake  Core  Growth  Fund -
             Incorporated by reference; filed 9/03/97
(7)    Not applicable
(8)    Custodian Agreement - Incorporated by reference; filed 6/30/97
(9)    (a)   Fund  Accounting,  Dividend  Disbursing  and  Transfer  Agent   and
             Administration Agreement -Incorporated by reference; filed 12/21/93
       (b)   Amendment to the Fund Accounting,  Dividend Disbursing and Transfer
             Agent and Administration  Agreement -  Incorporated  by  reference;
             filed 10/26/95
       (c)   Amendment to the Fund Accounting, Dividend Disbursing  and Transfer
             Agent and Administration  Agreement -  Incorporated  by  reference;
             filed 7/08/96
       (d)   Amendment to the Fund  Accounting, Dividend Disbursing and Transfer
             Agent and  Administration  Agreement  - Incorporated  by reference;
             filed 9/03/97
       (e)   Amendment to the Fund Accounting, Dividend  Disbursing and Transfer
             Agent and  Administration  Agreement  -  Incorporated by reference;
             filed 10/09/97
(10) Opinion of Counsel - Incorporated by reference; filed 10/30/96, 4/29/97 and 10/09/97
(11) Consent of Auditors - Incorporated by reference; filed 12/31/97 and enclosed under Exhibit 11 for The Chesapeake Growth Fund and The Chesapeake Core Growth Fund
(12)   Not Applicable
(13)   Not Applicable
(14)   Not applicable
(15)   (a)   Distribution Plan for The Chesapeake Growth Fund Series A  Investor
             Shares - Incorporated by reference; filed 2/7/95
       (b)   Distribution Plan for The Chesapeake Growth Fund Series C  Investor
             Shares - Incorporated by reference; filed 2/7/95
       (c)   Distribution Plan for The Chesapeake Growth Fund Series D  Investor
             Shares - Incorporated by reference; filed  2/7/95
(16) Computation of Performance - Enclosed under Exhibit 16 for The Chesapeake Growth Fund and The Chesapeake Core Growth Fund
(17)   Copies of Powers of Attorney - Incorporated by reference; filed 12/11/96
(18) Copies of Amended and Restated Rule 18f-3 Multi-Class Plan - Incorporated by reference; filed 12/11/96

ITEM 25. Persons Controlled by or Under Common Control with Registrant

       No person is controlled by or under common control with the Registrant.

ITEM 26. Number of Holders of Securities

       As of June 29, 1998, the number of record holders of each class of securities of Registrant was as follows:

                                                                     Number of
    Title of Class                                                Record Holders

 The Chesapeake Aggressive Growth Fund.................................1,525
 The Chesapeake Growth Fund - Institutional Shares.......................173
 The Chesapeake Growth Fund - Series A Investor Shares...................551
 The Chesapeake Growth Fund - Series C Investor Shares....................38
 The Chesapeake Growth Fund - Series D Investor Shares...................159
 The Chesapeake Growth Fund - Super-Institutional Shares...................1
 The Chesapeake Core Growth Fund .........................................36


ITEM 27.   Indemnification

             The Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

             The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

             No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

             The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

             Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.


                 This  indemnification  will  be  provided  with  respect  to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of
             Article XIV of the Registrant's Bylaws.

ITEM 28.   Business and other Connections of Investment Advisor

                 See the Statement of Additional  Information  section  entitled
             "Management of the Fund" and the Investment Advisor's Form ADV filed with the Commission for the activities and affiliations of the officers and directors of the Investment Advisor of the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 29.   Principal Underwriter

           (a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, ZSA Asset Allocation Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, WST Growth & Income Fund, GrandView S&P(R) REIT Index Fund, GrandView Realty Growth Fund, Blue Ridge Total Return Fund, SCM Strategic Growth Fund, and the CarolinasFund.

           (b)

Name and Principal          Position(s) and Offices   Position(s) and Offices
Business Address            Underwriter               with Registrant

Richard K. Bryant           President                 No position with the Trust
17 Glenwood Avenue
Raleigh, North Carolina

Elmer O. Edgerton, Jr.      Vice President            No position with the Trust
17 Glenwood Avenue
Raleigh, North Carolina


           (c)   Not applicable

ITEM 30.   Location of Accounts and Records

                 All account books and records not normally  held by First Union
             National Bank of North Carolina, the Custodian to the Registrant, are held by the Registrant, in the offices of The Nottingham Company, Fund Accountant and Administrator, NC Shareholder
             Services, Transfer Agent to the Registrant, or by Gardner Lewis Asset Management, the Advisor to the Registrant.

                 The address of The Nottingham  Company is 105 North  Washington
             Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services is 107 North Washington Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Gardner Lewis Asset Management is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The address of First Union National Bank of North Carolina is Two First Union Center, Charlotte, North Carolina 28288-1151.

ITEM 31.   Management Services

                 The substantive provisions of  the Fund  Accounting,   Dividend
             Disbursing & Transfer Agent and Administration Agreement between the Registrant and The Nottingham Company are discussed in Part B hereof.

ITEM 32.   Undertakings

             The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940.

             Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report to shareholders of each series of Registrant upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on the 30th day of June, 1998.

GARDNER LEWIS INVESTMENT TRUST



By: /s/ C. Frank Watson, III
   ---------------------------------
      C. Frank Watson, III
      Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


            *
------------------------------------
Jack E. Brinson,  Trustee


            *
------------------------------------
W. Whitfield Gardner, Trustee and Chairman (Principal Executive Officer)


            *
------------------------------------
Steve J. Kneeley,  Trustee


            *
------------------------------------
Julian G. Winters,  Treasurer   (Principal  Financial   Officer  and   Principal
                                 Accounting Officer)



* By:  /s/ C. Frank Watson, III
      ------------------------------------
        C. Frank Watson, III
        Attorney-in-Fact                           Dated: June 30, 1998

                         GARDNER LEWIS INVESTMENT TRUST
                                  EXHIBIT INDEX



EXHIBIT NUMBER                      DESCRIPTION

EXHIBIT 11                          CONSENT OF AUDITORS
EXHIBIT 16                          COMPUTATION OF PERFORMANCE
EXHIBIT 27                          FINANCIAL DATA SCHEDULE